UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
March 31, 2017
Classes A, I, P*, R6 and SMA
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Waves of Expectations
Dear Shareholder,
The year ended March 31 took investors on a roundabout ride that underscores the need for a long-term focus. After faltering early in 2016, equity markets staged a rally that lasted until June, when Britain surprised the world with a vote to leave the European Union. Bonds, which had outperformed equities during the first quarter, also stumbled. Equities quickly recovered but bond yields stayed low on expectations that uncertain economic growth would cause central banks to continue their policies of low interest rates. Heading into the fall, it appeared that markets would carry on without much to propel growth but with few serious risks. Then came the surprise results of the November presidential election: an unexpected Trump win raised the prospects of pro-growth economic policies and jump started the equity markets. The U.S. Federal Reserve Board (“Fed”) added to the sense of growing “animal spirits” by deciding in December that the economy was strong enough to deal with an interest rate increase.
Stocks continued to post gains into early 2017 as investors bet that the new administration would quickly implement policies to stimulate the economy and reduce corporate taxes. As the fiscal year drew to a close in March the Fed raised rates again, despite some softening in the economic numbers and the spreading recognition that investors’ expectations for rapid policy change may have been overdone. At the same time, corporate earnings are accelerating and the economy continues to generate jobs, suggesting that though the path may be bumpy the markets are still making progress.
All these ups and downs make a good case for keeping your portfolio well diversified at all times, rather than attempting to time market moves. At Voya, we believe a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss with your financial advisor your circumstances and possible responses.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
April 25, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Year Ended March 31, 2017

In our semi-annual report we described how markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovered sharply after intensifying global concerns had driven them down into February. Halfway through the fiscal year, the Index was up 6.11%; gains swelled in the second half to 17.21% for the whole year. (The Index returned 14.77% for the year ended March 31, 2017, measured in U.S. dollars.)
The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices of risky assets seemed to reach their nadir on February 11. The Index, with no specific catalyst evident, rebounded by nearly 14% to the end of May. There were many sceptics, but by then the domestic economy was delivering some more encouraging data. FOMC officials started talking about an improving economy probably justifying two to three rate increases in 2016.
A surprisingly weak U.S. employment report on June 3 put paid to an interest rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union. Anti-globalization forces in other member countries would no doubt demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August and Federal Reserve officials were again warning of two interest rate increases before year end. In the event the FOMC did not act in September after a series of disappointing economic reports, but broadly hinted that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S., an interest rate hike in December was an increasingly likely prospect. In the euro zone it was feared that the European Central Bank was about to “taper” its bond buying. In the UK the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months, the Index danced 12.05% higher after the election through mid-March, but the music had changed. The platform was seen as reflationary and inflationary in the US. The yield curve rose and steepened faster than ever, especially when the Fed duly raised the federal funds rate by 25bp (0.25%) on December 14. It was no surprise when a further 25bp was added on March 15 after a strong March employment report and increasingly hawkish remarks from Fed officials.
Already, however, doubts about the “reflation trade” were being voiced. The new administration’s legislative agenda would start with the American Health Care Act (“AHCA”) to replace the Affordable Care Act. This involved complex and contentious issues, as would tax reform, deregulation and infrastructure spending. When the AHCA was abandoned on March 24, with even the majority party unable to agree on its terms, some commentators fretted whether markets had come too far, too fast. But others pointed to a broader resilience which could withstand the vagaries of U.S. politics. In any event, after a brief dip, the Index ended March just 0.52% below its best levels.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 0.44% in the fiscal year. The Bloomberg Barclays U.S. Treasury Bond sub-index lost 1.44%; the Long-Term section dropped 5.00%. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index advanced 3.31%; the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 16.39%.
U.S. equities, represented by the S&P 500® index including dividends, ended the 12-month period up 17.17%, having reached yet another all-time high on March 1. The strongest sectors were financials and technology returning 32.60% and 24.91%, respectively. Weakest were telecommunications and consumer staples, which returned 1.69% and 6.16%, respectively. S&P 500® companies’ earnings per share recorded year-over-year increases in the third and fourth quarters of 2016 after five straight declines.
In currencies, the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 6.51% against the euro and 15.14% on the pound, although in the latter case over half was due to Britain’s vote to leave the European Union. The dollar actually lost 0.64% against the yen, but it had been down more than 10% at the halfway point.
In international markets, the MSCI Japan® Index, rose 13.46% for the year, practically all in the second half. Stocks were initially supported by a stabilizing outlook for China and monetary stimulus and latterly energized by the weakening yen. The MSCI Europe ex UK® Index added 17.64%. Financials and industrials, about one third of the sub-index, accounted for nearly half of the gain. The MSCI UK® Index jumped 23.50%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of March 31, 2017 (as a percentage of net assets)

Financials	30.5%
Consumer, Non-cyclical	12.8%
Energy	12.7%
Communications	10.9%
Technology	8.0%
Utilities	6.7%
Consumer, Cyclical	6.5%
Industrials	4.6%
U.S. Treasury Notes	3.0%
Basic Materials	2.5%
U.S. Treasury Bonds	1.2%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2017, the Fund’s Class SMA shares returned 5.27%, compared to the Bloomberg Barclays U.S. Corporate Index (the “Index” or “Bloomberg Barclays U.S. Corporate”), which returned 3.31% for the same period.
Portfolio Specifics: The Fund produced strong results for the period while also outperforming its benchmark. Security selection within financials and industrials was the main driver of outperformance. Within financials, much of the outperformance came from banking, which saw strong performance, particularly later on in the period as a result of the prospects of deregulation and higher rates. Early on in the period, we reduced our allocation to European banks, which underperformed as a result of the “Brexit” vote. This underperformance led to attractive valuations and we slowly began adding back names throughout the period. Within industrials, the Fund was active in allocating risk to take advantage of opportunities in the market. Outperformance came from higher quality energy names as oil and commodity prices continued to rebound from their lows in February 2016. Technology and consumer non-cyclicals also contributed to results. Additionally, the Fund maintained a preference to BBBs, which outperformed. The Fund’s allocation to U.S. Treasuries were the main detractor from relative results as rates broadly rose for the period.
Current Strategy & Outlook: The improved outlook for growth and expectations of tax cuts, deregulation, and fiscal policy have been supportive of spreads; however, as we move through 2017, uncertainty over how some of the market’s expectations play out could introduce volatility. Fundamentals continue to be less of a headwind and while this has been
Top Ten Holdings as of March 31, 2017 (as a percentage of net assets)

United States Treasury Note, 2.250%, 02/15/27	2.5%
United States Treasury Bond, 2.875%, 11/15/46	1.2%
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1.1%
Anadarko Petroleum Corp., 5.550%, 03/15/26	1.0%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	1.0%
Hess Corp., 5.600%, 02/15/41	0.9%
Wells Fargo & Co., 4.100%, 06/03/26	0.9%
Boardwalk Pipelines L.P., 5.950%, 06/01/26	0.9%
Citigroup, Inc., 3.887%, 01/10/28	0.9%
Athene Global Funding, 4.000%, 01/25/22	0.9%
Portfolio holdings are subject to change daily.
priced into spreads over the past few quarters, we think the gradual improvement continues into the upcoming earnings season. Foreign demand continues to be robust, particularly as the yield differential between U.S. and global rates remains attractive. After record issuance for the quarter, we expect supply to slow from its recent pace given a shrinking merger and acquisition pipeline. We believe these factors could further strengthen the technical picture. While spreads are seven bps (0.07%) off their lows for the year, we continue to see room for some tightening given the continued demand for the asset class, fundamentals that are less of a headwind, and a supportive macro environment.
We maintain our positive bias towards Financials as we view the valuation gap as attractive, and think BBBs can continue to compress tighter. Furthermore, we see value in the long end of the curve given its recent underperformance in March.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.
4

Portfolio Managers’ Report	Voya Investment Grade Credit Fund

Average Annual Total Returns for the Periods Ended March 31, 2017
	1 Year	5 Year	Since Inception of Class SMA June 8, 2007	Since Inception of Class P March 1, 2013	Since Inception of Class A, I, and R6 August 3, 2016
Including Sales Charge:
Class A(1)(2)	1.85%	3.51%	—	—	5.00%
Class I(2)	4.59%	4.27%	—	—	5.53%
Class P	5.18%	—	—	4.59%	—
Class R6(2)	4.60%	4.29%	—	—	5.55%
Class SMA	5.27%	4.95%	6.22%	—	—
Excluding Sales Charge:
Class A(2)	4.43%	4.03%	—	—	5.28%
Class I(2)	4.59%	4.27%	—	—	5.53%
Class P	5.18%	—	—	4.59%	—
Class R6(2)	4.60%	4.29%	—	—	5.55%
Class SMA	5.27%	4.95%	6.22%	—	—
Bloomberg Barclays U.S. Corporate	3.31%	3.96%	5.72%	3.02%	5.72%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Investment Grade Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking”statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
The Class A, Class I and Class R6 shares performance shown for the period prior to their inception date is the performance of Class SMA shares with adjustment for any differences in the expenses between the two classes.

5

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2017*	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2017*
Class A	$1,000.00	$986.60	0.90%	$4.46	$1,000.00	$1,020.44	0.90%	$4.53
Class I	1,000.00	987.80	0.65	3.22	1,000.00	1,021.69	0.65	3.28
Class P	1,000.00	990.60	0.11	0.55	1,000.00	1,024.38	0.11	0.56
Class R6	1,000.00	987.80	0.63	3.12	1,000.00	1,021.79	0.63	3.18
Class SMA	1,000.00	991.00	0.00	0.00	1,000.00	1,024.93	0.00	0.00

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust
We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Voya Investment Grade Credit Fund, a series of Voya Separate Portfolios Trust, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Voya Investment Grade Credit Fund as of March 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Boston, Massachusetts
May 26, 2017
7

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2017

ASSETS:
Investments in securities at fair value+*	$135,191,489
Short-term investments at fair value***	2,272,054
Total investments at fair value	$137,463,543
Cash	499
Cash collateral for futures	544,855
Receivables:
Investment securities sold	4,715,237
Fund shares sold	1,967
Interest	1,314,548
Prepaid expenses	31,083
Reimbursement due from manager	1,770
Other assets	5,030
Total assets	144,078,532
LIABILITIES:
Income distribution payable	8,985
Payable for investment securities purchased	4,678,615
Payable for fund shares redeemed	38,794
Payable upon receipt of securities loaned	2,272,054
Payable for investment management fees	1,262
Payable for distribution and shareholder service fees	15
Payable to trustees under the deferred compensation plan (Note 6)	5,030
Payable for trustee fees	1,584
Payable for borrowings against line of credit	1,087,000
Other accrued expenses and liabilities	45,010
Total liabilities	8,138,349
NET ASSETS	$135,940,183
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$133,548,289
Undistributed net investment income	142,752
Accumulated net realized gain	711,412
Net unrealized appreciation	1,537,730
NET ASSETS	$135,940,183
+ Including securities loaned at value	$2,219,773
* Cost of investments in securities	$133,616,986
*** Cost of short-term investments	$2,272,054
See Accompanying Notes to Financial Statements
8

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2017 (continued)

Class A
Net assets	$70,987
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,554
Net asset value and redemption price per share†	$10.83
Maximum offering price per share (2.50%)(1)	$11.11
Class I
Net assets	$2,986
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	276
Net asset value and redemption price per share	$10.83
Class P
Net assets	$133,037,055
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,286,220
Net asset value and redemption price per share	$10.83
Class R6
Net assets	$2,986
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	276
Net asset value and redemption price per share	$10.83
Class SMA
Net assets	$2,826,169
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	261,152
Net asset value and redemption price per share	$10.82

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
9

STATEMENT OF OPERATIONS for the year ended March 31, 2017

INVESTMENT INCOME:
Interest	$5,099,708
Securities lending income, net	7,474
Total investment income	5,107,182
EXPENSES:
Investment management fees	675,319
Distribution and shareholder service fees:
Class A	29
Transfer agent fees:
Class A	92
Class I	21
Class P	219
Class R6	20
Class SMA	1,910
Shareholder reporting expense	7,332
Registration fees	40,699
Professional fees	53,904
Custody and accounting expense	26,196
Trustee fees	5,496
Miscellaneous expense	14,028
Interest expense	814
Total expenses	826,079
Waived and reimbursed fees	(683,095)
Net expenses	142,984
Net investment income	4,964,198
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,926,497
Futures	932,276
Net realized gain	3,858,773
Net change in unrealized appreciation (depreciation) on:
Investments	(1,944,243)
Futures	(144,795)
Net change in unrealized appreciation (depreciation)	(2,089,038)
Net realized and unrealized gain	1,769,735
Increase in net assets resulting from operations	$6,733,933

See Accompanying Notes to Financial Statements
10

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2017	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$4,964,198	$5,015,063
Net realized gain (loss)	3,858,773	(2,936,045)
Net change in unrealized appreciation (depreciation)	(2,089,038)	(850,221)
Increase in net assets resulting from operations	6,733,933	1,228,797
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(316)	—
Class I	(59)	—
Class P	(4,677,654)	(4,890,539)
Class R6	(59)	—
Class SMA	(138,261)	(124,525)
Net realized gains:
Class A	(30)	—
Class I	(11)	—
Class P	(494,815)	(346,554)
Class R6	(11)	—
Class SMA	(15,465)	(9,199)
Total distributions	(5,326,681)	(5,370,817)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	942,365	4,191,566
Reinvestment of distributions	5,172,956	5,218,575
	6,115,321	9,410,141
Cost of shares redeemed	(1,723,039)	(3,893,209)
Net increase in net assets resulting from capital share transactions	4,392,282	5,516,932
Net increase in net assets	5,799,534	1,374,912
NET ASSETS:
Beginning of year or period	130,140,649	128,765,737
End of year or period	$135,940,183	$130,140,649
Undistributed (distributions in excess of) net investment income at end of year or period	$142,752	$(5,097)

See Accompanying Notes to Financial Statements
11

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
03-01-13(4) - 03-31-13	10.73	0.03	(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15	0.15	2.96	3	29
Class R6
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00(5)	0.00(5)	3.77(5)	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*,(5)	0.00*,(5)	4.06(5)	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*,(5)	0.00*,(5)	4.01(5)	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00(5)	0.00(5)	3.79(5)	6,785	536
03-31-13	10.52	0.33	0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00(5)	0.00(5)	3.05(5)	10,222	29

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
The Investment Adviser has contractually agreed to reimburse all operating expenses of Class SMA for an indefinite term, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P*, Class R6 and Class SMA. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid

*
Patent Pending

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the year ended March 31, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the year ended March 31, 2017, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2017, the Fund had an average notional value of  $44,856,081 and $40,861,541 on futures contracts purchased and sold, respectively. Please refer to the table following the Portfolio of Investments for open futures contracts at March 31, 2017.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2017, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$220,647,887	$212,620,871
U.S. government securities not included above were as follows:
Purchases	Sales
$211,096,151	$212,758,720
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2017, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2017, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	97.83%

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)
0.90%	0.65%	0.15%	0.63%	0.00%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of March 31, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
March 31,			Total
2018	2019	2020
$3,394	$4,437	$18,475	$26,306
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2017, are as follows:
	March 31,			Total
	2018	2019	2020
Class A	$—	$—	$91	$91
Class I	—	—	21	21
Class R6	—	—	20	20

The Expense Limitation Agreement is contractual through August 1, 2017 for Classes A, I, P and R6 shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

18

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the year ended March 31, 2017 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
18	$829,056	1.81%
At March 31, 2017, The Fund had an outstanding balance of  $1,087,000.

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
8/3/2016(1) - 3/31/2017	6,522	—	32	—	6,554	70,701	—	346	—	71,047
Class I
8/3/2016(1) - 3/31/2017	269	—	7	—	276	3,000	—	70	—	3,070
Class P
3/31/2017	—	—	473,821	—	473,821	—	—	5,172,470	—	5,172,470
3/31/2016	216,073	—	493,353	(242,918)	466,508	2,290,000	—	5,218,575	(2,557,927)	4,950,648
Class R6
8/3/2016(1) - 3/31/2017	269	—	7	—	276	3,000	—	70	—	3,070
Class SMA
3/31/2017	79,609	—	—	(159,131)	(79,522)	865,664	—	—	(1,723,039)	(857,375)
3/31/2016	179,347	—	—*	(124,155)	55,192	1,901,566	—	—*	(1,335,282)	566,284

*
Amount is less than 0.50 per share or $0.50.

(1)
Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The Fund had no permanent tax differences to be reclassified as of March 31, 2017.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2017	Year Ended March 31, 2016
Ordinary Income	Ordinary Income	Long-term Capital Gains
$5,326,681	$5,295,946	$74,871
The tax-basis components of distributable earnings as of March 31, 2017 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$ 880,910	$1,521,699
At March 31, 2017, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2017, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns

19

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following tables represent a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2017:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$224,540	$(224,540)	$—
Goldman, Sachs & Co.	952,682	(952,682)	—
J.P. Morgan Securities LLC	1,042,551	(1,042,551)	—
	$2,219,773	$(2,219,773)	$—

(1)
Collateral with a fair value of  $2,272,054 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2017, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0240	May 1, 2017	Daily
Class I	$0.0261	May 1, 2017	Daily
Class P	$0.0312	May 1, 2017	Daily
Class R6	$0.0261	May 1, 2017	Daily
Class SMA	$0.0320	May 1, 2017	Daily
Line of Credit renewal: Effective May 19, 2017, the funds to which the Credit Agreement is available have entered into a Credit Agreement with BNY for an aggregate amount of  $400,000,000.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.2%
		Basic Materials: 2.5%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$434,100	0.3
900,000	#	CF Industries, Inc., 4.500%, 12/01/26	916,380	0.7
1,040,000		LYB International Finance II BV, 3.500%, 03/02/27	1,022,620	0.8
1,000,000		RPM International, Inc., 3.750%, 03/15/27	1,001,447	0.7
			3,374,547	2.5
		Communications: 10.9%
529,000	#	21st Century Fox America, Inc., 4.750%, 11/15/46	532,169	0.4
1,080,000		AT&T, Inc., 5.250%, 03/01/37	1,103,305	0.8
1,700,000		AT&T, Inc., 4.125%-5.700%, 02/17/26-03/01/57	1,646,826	1.2
453,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/47	456,625	0.3
942,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%-6.484%, 07/23/20-10/23/45	1,035,108	0.8
1,330,000	#	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	1,333,325	1.0
730,000		Time Warner, Inc., 3.875%, 01/15/26	732,898	0.5
951,000		Time Warner, Inc., 3.600%-4.900%, 07/15/25-06/15/42	938,989	0.7
454,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	443,555	0.3
1,970,000		Verizon Communications, Inc., 2.625%-5.250%, 11/01/24-08/21/54	1,931,570	1.4
110,000		Viacom, Inc., 4.375%, 03/15/43	95,667	0.1
1,000,000		Viacom, Inc., 5.875%, 02/28/57	1,021,099	0.7
3,571,000		Other Securities	3,602,186	2.7
			14,873,322	10.9
		Consumer, Cyclical: 6.5%
713,000		Delta Air Lines, Inc., 3.625%, 03/15/22	728,561	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
619,000		Ford Motor Co., 4.346%, 12/08/26	$631,446	0.5
1,138,000		Ford Motor Credit Co. LLC, 2.597%-3.200%, 11/04/19-05/04/23	1,132,834	0.8
665,000		General Motors Co., 6.750%, 04/01/46	781,339	0.6
860,000		General Motors Financial Co., Inc., 4.350%-5.250%, 03/01/26-01/17/27	903,067	0.6
855,000		McDonald’s Corp., 4.700%, 12/09/35	898,470	0.7
714,000		Newell Brands, Inc., 5.375%, 04/01/36	802,913	0.6
2,950,000		Other Securities	2,939,345	2.2
			8,817,975	6.5
		Consumer, Non-cyclical: 12.8%
813,000		Abbott Laboratories, 3.750%, 11/30/26	813,522	0.6
394,000		Abbott Laboratories, 3.875%, 09/15/25	399,945	0.3
833,000		Abbott Laboratories, 4.900%, 11/30/46	867,070	0.6
1,403,000		AbbVie, Inc., 2.500%- 3.600%, 05/14/20-05/14/26	1,388,212	1.0
703,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	712,105	0.5
1,338,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,450,393	1.1
1,000,000		Bristol-Myers Squibb Co., 3.250%, 02/27/27	998,852	0.7
598,000		Kroger Co., 3.875%, 10/15/46	538,807	0.4
530,000		Kroger Co, 2.600%, 02/01/21	530,180	0.4
1,025,000		Molson Coors Brewing Co., 3.000%, 07/15/26	976,551	0.7
1,135,000		Shire Acquisitions Investments Ireland DAC, 2.400%-3.200%, 09/23/21-09/23/26	1,099,176	0.8
1,107,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,022,059	0.8

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
945,000		Thermo Fisher Scientific, Inc., 3.000%-5.300%, 04/15/23-02/01/44	$1,009,610	0.8
5,596,000		Other Securities	5,613,064	4.1
			17,419,546	12.8
		Energy: 12.7%
1,228,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,365,062	1.0
453,000		Boardwalk Pipelines L.P., 4.450%, 07/15/27	458,564	0.3
1,089,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	1,207,966	0.9
1,863,000		BP Capital Markets PLC, 2.315%-3.588%, 02/13/20-04/14/27	1,862,206	1.4
735,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	759,742	0.6
909,000		Exxon Mobil Corp., 4.114%, 03/01/46	940,741	0.7
601,000		Hess Corp., 4.300%, 04/01/27	592,933	0.4
1,243,000		Hess Corp., 5.600%, 02/15/41	1,248,701	0.9
972,000		MPLX L.P., 4.000%, 02/15/25	964,776	0.7
540,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	532,964	0.4
1,481,000		Shell International Finance BV, 1.625%-4.000%, 11/10/18-05/10/46	1,468,578	1.1
5,813,000		Other Securities	5,918,798	4.3
			17,321,031	12.7
		Financial: 30.5%
1,080,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 05/26/22	1,089,360	0.8
1,150,000	#	Athene Global Funding, 4.000%, 01/25/22	1,170,091	0.9
820,000		Bank of America Corp., 4.443%, 01/20/48	824,318	0.6
2,490,000		Bank of America Corp., 3.248%-4.250%, 08/01/25-11/25/27	2,474,302	1.8
1,050,000		Barclays PLC, 4.950%, 01/10/47	1,052,894	0.8
781,000		Barclays PLC, 5.200%, 05/12/26	802,138	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
700,000	#	BNP Paribas SA, 4.625%, 03/13/27	$700,475	0.5
985,000	L	CBL & Associates L.P., 5.950%, 12/15/26	951,993	0.7
1,200,000		Citigroup, Inc., 3.887%, 01/10/28	1,207,651	0.9
1,060,000		Citigroup, Inc., 2.650%- 3.200%, 10/26/20-10/21/26	1,034,088	0.7
410,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	407,502	0.3
900,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	897,500	0.7
1,305,000		Goldman Sachs Group, Inc., 3.500%-6.750%, 11/16/26-05/22/45	1,410,007	1.0
660,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	646,688	0.5
1,772,000		HSBC Holdings PLC, 4.041%-6.875%, 11/23/26-12/29/49	1,825,636	1.3
1,096,000		JPMorgan Chase & Co., 3.625%, 12/01/27	1,068,560	0.8
1,753,000		JPMorgan Chase & Co., 3.900%-6.125%, 07/15/25-12/29/49	1,815,348	1.3
900,000		M&T Bank Corp., 5.125%, 12/29/49	896,625	0.7
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	436,705	0.3
820,000		Morgan Stanley, 3.125%, 07/27/26	784,860	0.6
1,202,000		Morgan Stanley, 3.875%- 4.350%, 01/27/26-04/23/27	1,209,471	0.9
600,000		Santander Issuances SAU, 5.179%, 11/19/25	623,563	0.5
200,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	197,577	0.1
970,000	#	Santander UK PLC, 5.000%, 11/07/23	1,013,999	0.8
600,000	#	Societe Generale SA, 4.000%, 01/12/27	587,573	0.4
437,000	#	Standard Chartered PLC, 5.700%, 03/26/44	452,057	0.3

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
843,000		Toronto-Dominion Bank, 3.625%, 09/15/31	$826,886	0.6
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	655,826	0.5
1,181,000		Wells Fargo & Co., 4.100%, 06/03/26	1,209,678	0.9
12,959,000		Other Securities	13,142,795	9.7
			41,416,166	30.5
		Industrial: 4.6%
740,000		Hexcel Corp., 3.950%, 02/15/27	747,056	0.6
800,000	#	LafargeHolcim Finance US LLC, 3.500%, 09/22/26	774,859	0.6
730,000	#	Parker-Hannifin Corp., 3.250%, 03/01/27	728,566	0.5
1,134,000		Roper Technologies, Inc., 3.000%-3.800%, 12/15/20-12/15/26	1,146,816	0.8
1,032,000		Tech Data Corp., 3.700%-4.950%, 02/15/22-02/15/27	1,040,946	0.8
1,766,000		Other Securities	1,798,113	1.3
			6,236,356	4.6
		Technology: 8.0%
1,346,000		Analog Devices, Inc., 3.500%-3.900%, 12/15/25-12/05/26	1,358,446	1.0
908,000		Apple, Inc., 4.250%, 02/09/47	920,978	0.7
689,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	694,717	0.5
688,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	752,762	0.5
487,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	633,882	0.5
500,000	#	Everett Spinco, Inc., 4.750%, 04/15/27	510,810	0.4
756,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	792,572	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
974,000		Microsoft Corp., 3.450%, 08/08/36	$924,990	0.7
714,000		Microsoft Corp., 4.500%, 02/06/57	736,860	0.5
760,000	#	Seagate HDD Cayman, 4.250%, 03/01/22	753,197	0.5
2,718,000		Other Securities	2,823,700	2.1
			10,902,914	8.0
		Utilities: 6.7%
847,000		Black Hills Corp., 2.500%, 01/11/19	851,492	0.6
878,000		Duke Energy Corp., 2.650%, 09/01/26	816,402	0.6
713,000		Entergy Corp., 2.950%, 09/01/26	677,908	0.5
1,077,000		Entergy Louisiana LLC, 2.400%-4.950%, 10/01/26-01/15/45	1,045,579	0.8
1,229,000		Virginia Electric & Power Co., 3.500%-4.000%, 03/15/27-11/15/46	1,238,191	0.9
4,510,000		Other Securities	4,501,433	3.3
			9,131,005	6.7
		Total Corporate Bonds/Notes (Cost $127,956,425)	129,492,862	95.2
U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury Bonds: 1.2%
1,644,000		2.875%, due 11/15/46	1,594,905	1.2
		U.S. Treasury Notes: 3.0%
626,000		1.875%, due 02/28/22	624,667	0.5
3,524,000		2.250%, due 02/15/27	3,479,055	2.5
			4,103,722	3.0
		Total U.S. Treasury Obligations (Cost $5,660,561)	5,698,627	4.2
		Total Long-Term Investments (Cost $133,616,986)	135,191,489	99.4

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.7%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,000,067, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 11.500%, Market Value plus accrued interest $1,019,999, due 04/01/17-06/01/52)	$1,000,000	0.8
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,000,068, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $1,020,000, due 05/01/17-12/01/46)	1,000,000	0.7
272,054	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $272,071, collateralized by various U.S. Government Securities, 0.394%-2.250%, Market Value plus accrued interest $277,498, due 04/30/17- 07/31/18)	272,054	0.2
		2,272,054	1.7
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
Total Short-Term Investments (Cost $2,272,054)	$2,272,054	1.7
Total Investments in Securities (Cost $135,889,040)	$137,463,543	101.1
Liabilities in Excess of Other Assets	(1,523,360)	(1.1)
Net Assets	$135,940,183	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $135,940,823.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,676,718
Gross Unrealized Depreciation	(1,153,998)
Net Unrealized Appreciation	$1,522,720

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$129,492,862	$—	$129,492,862
Short-Term Investments	—	2,272,054	—	2,272,054
U.S. Treasury Obligations	—	5,698,627	—	5,698,627
Total Investments, at fair value	$—	$137,463,543	$—	$137,463,543

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Other Financial Instruments+
Futures	45,171	—	—	45,171
Total Assets	$45,171	$137,463,543	$—	$137,508,714
Liabilities Table
Other Financial Instruments+
Futures	$(81,944)	$—	$—	$(81,944)
Total Liabilities	$(81,944)	$—	$—	$(81,944)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	138	06/30/17	$29,870,530	$24,493
U.S. Treasury 5-Year Note	107	06/30/17	12,596,742	20,678
			$42,467,272	$45,171
Short Contracts
U.S. Treasury 10-Year Note	(204)	06/21/17	(25,410,750)	(24,519)
U.S. Treasury Long Bond	(39)	06/20/17	(5,882,906)	(5,758)
U.S. Treasury Ultra 10-Year Note	(60)	06/21/17	(8,033,438)	(38,465)
U.S. Treasury Ultra Long Bond	(14)	06/21/17	(2,248,750)	(13,202)
			$(41,575,844)	$(81,944)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$45,171
Total Asset Derivatives		$45,171
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$81,944
Total Liability Derivatives		$81,944

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2017 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$932,276
Total	$932,276

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(144,795)
Total	$(144,795)

See Accompanying Notes to Financial Statements
26

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2017 were as follows:
Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class A(1)	NII	$0.1978
Class I(1)	NII	$0.2159
Class P	NII	$0.3892
Class R6(1)	NII	$0.2159
Class SMA	NII	$0.3989
All Classes	STCG	$0.0409

NII – Net investment income
STCG – Short-term capital gain
(1)
Commenced operations on August 3, 2016.

Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 100% of net investment income distributions as interest-related dividends.
The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.
27

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Trustee	July 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston, MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Chairperson Trustee	January 2014 – Present May 2007 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 75	Trustee	October 2007 – Present	Retired.	151	None.
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2013 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	May 2007 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.
28

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	October 2015 – Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 – September 2012).	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Retired.	151	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee	May 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 – Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – Present); and Voya Investment Trust Co. (April 2009 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2017.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

29

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	President and Chief Executive Officer	March 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Executive Vice President	March 2007 – Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 – April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Executive Vice President Chief Investment Risk Officer	March 2007 – Present September 2009 – Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	March 2007 – Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President and Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present). Formerly, Assistant Vice President - Director, Voya Funds Services, LLC (March 2003 – March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 – Present).
30

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 –Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 39	Vice President	September 2016 – Present	Vice President, Head of Fund Compliance, Voya Investments LLC, and Chief Compliance Officer for Voya Investments, LLC and Directed Services, LLC (June 2016 – Present). Formerly, Vice President, Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present). Formerly, Treasurer, Voya Family of Funds (November 1999 – February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 41	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	March 2007 – Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 – Present). Formerly Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Secretary	March 2007 – Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Assistant Secretary	March 2007 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Investment Grade Credit Fund (the “Fund”), as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Fund’s existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Adviser”) and the Fund, and the sub-advisory contract (the “Sub-Advisory Contract”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Trustees also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees.
At its October 18, 2016 meeting, the Board, including the Independent Trustees, voted to renew the Management and Sub-Advisory Contracts for the Fund effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Trustees voted to renew the Management Contract and Sub-Advisory Contract for the Fund effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (the “Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of the Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for the Voya funds, including the Fund’s existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Trustees and the appointment and election of new Trustees. In addition, the Independent Trustees have reviewed and refined the renewal and approval process at least annually in order to make revised requests for information from Management and address certain unique characteristics related to new or existing Voya funds.

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and the Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and the Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged the Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where the Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request, and Management provides, certain information that the Independent Trustees deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in developing and determining a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Trustees review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of investment management and sub-advisory arrangements (including the Fund’s Management and Sub-Advisory Contracts). The Independent Trustees have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Group to be used by the Fund for certain comparison purposes during the renewal process. As part of an ongoing process, the
Contracts Committee recommends and considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Fund’s Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser. This included information regarding the Adviser and the Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser conducts day-to-day oversight of the Fund’s operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include, among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Fund.
The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for the Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which the Fund’s Selected Peer Group was selected and how

33

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

profitability was determined; (4) responses from the Adviser and the Sub-Adviser to the Fund to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and the Sub-Adviser; (7) financial statements for the Adviser and the Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
Class A shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A shares generally were selected so that the Fund’s share class with the longest performance history was compared to the analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.
In arriving at its conclusions with respect to the Management Contract, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Fund. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to the Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Fund on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of the Fund to its Morningstar category average and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Fund and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Fund also benefits from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Fund and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Fund. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the

34

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.
The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving a Voya fund’s performance.
In considering the Fund’s Management Contract, the Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and the Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Trust’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of the Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and the Sub-Adviser, and evaluated the compensation arrangements for the Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Fund (and other relevant funds in the Voya funds) by the Adviser and the Sub-Adviser, and whether those resources are commensurate with the needs of the Fund and are sufficient to provide high-quality services to the Fund. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Fund’s operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for the Fund included its investment performance compared to the Fund’s Morningstar category average, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
In addition, the Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively.
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, and the second quintile for the year-to-date, one-year and five-year periods.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The

35

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board also considered that while the Fund does not have advisory fee or sub-advisory fee breakpoints, it does have fee waiver or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports, industry information on this topic and the Fund’s investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and the Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to the Fund, the Board considered any underlying rationale provided by the Adviser or the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Fund and other institutional clients of the Adviser or the Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Fund, as compared to non-registered investment company clients; market differences in fee rates that existed when the Fund first was organized; differences in the original sponsors of the Fund that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered each contractual management fee rate payable by the Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual management fees that are paid to the Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Fund, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of the Fund as it relates to the services provided under the contracts; and
(2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Fund. The Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.
The Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to the Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating the Fund both with and without the profitability of the distributor of the Fund and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing

36

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering management and sub-advisory contracts, the Board noted that, from time to time, at its request, the Adviser has agreed to implement remedial actions regarding certain Voya funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in the sub-adviser or portfolio managers; and strategy modifications.
Conclusion
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

37

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
172492         (0317-052417)

Annual Report
March 31, 2017
Classes A, I and P*
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Waves of Expectations
Dear Shareholder,
The year ended March 31 took investors on a roundabout ride that underscores the need for a long-term focus. After faltering early in 2016, equity markets staged a rally that lasted until June, when Britain surprised the world with a vote to leave the European Union. Bonds, which had outperformed equities during the first quarter, also stumbled. Equities quickly recovered but bond yields stayed low on expectations that uncertain economic growth would cause central banks to continue their policies of low interest rates. Heading into the fall, it appeared that markets would carry on without much to propel growth but with few serious risks. Then came the surprise results of the November presidential election: an unexpected Trump win raised the prospects of pro-growth economic policies and jump started the equity markets. The U.S. Federal Reserve Board (“Fed”) added to the sense of growing “animal spirits” by deciding in December that the economy was strong enough to deal with an interest rate increase.
Stocks continued to post gains into early 2017 as investors bet that the new administration would quickly implement policies to stimulate the economy and reduce corporate taxes. As the fiscal year drew to a close in March the Fed raised rates again, despite some softening in the economic numbers and the spreading recognition that investors’ expectations for rapid policy change may have been overdone. At the same time, corporate earnings are accelerating and the economy continues to generate jobs, suggesting that though the path may be bumpy the markets are still making progress.
All these ups and downs make a good case for keeping your portfolio well diversified at all times, rather than attempting to time market moves. At Voya, we believe a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss with your financial advisor your circumstances and possible responses.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
April 25, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Year Ended March 31, 2017

In our semi-annual report we described how markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovered sharply after intensifying global concerns had driven them down into February. Halfway through the fiscal year, the Index was up 6.11%; gains swelled in the second half to 17.21% for the whole year. (The Index returned 14.77% for the year ended March 31, 2017, measured in U.S. dollars.)
The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices of risky assets seemed to reach their nadir on February 11. The Index, with no specific catalyst evident, rebounded by nearly 14% to the end of May. There were many sceptics, but by then the domestic economy was delivering some more encouraging data. FOMC officials started talking about an improving economy probably justifying two to three rate increases in 2016.
A surprisingly weak U.S. employment report on June 3 put paid to an interest rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union. Anti-globalization forces in other member countries would no doubt demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August and Federal Reserve officials were again warning of two interest rate increases before year end. In the event the FOMC did not act in September after a series of disappointing economic reports, but broadly hinted that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S., an interest rate hike in December was an increasingly likely prospect. In the euro zone it was feared that the European Central Bank was about to “taper” its bond buying. In the UK the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months, the Index danced 12.05% higher after the election through mid-March, but the music had changed. The platform was seen as reflationary and inflationary in the US. The yield curve rose and steepened faster than ever, especially when the Fed duly raised the federal funds rate by 25bp (0.25%) on December 14. It was no surprise when a further 25bp was added on March 15 after a strong March employment report and increasingly hawkish remarks from Fed officials.
Already, however, doubts about the “reflation trade” were being voiced. The new administration’s legislative agenda would start with the American Health Care Act (“AHCA”) to replace the Affordable Care Act. This involved complex and contentious issues, as would tax reform, deregulation and infrastructure spending. When the AHCA was abandoned on March 24, with even the majority party unable to agree on its terms, some commentators fretted whether markets had come too far, too fast. But others pointed to a broader resilience which could withstand the vagaries of U.S. politics. In any event, after a brief dip, the Index ended March just 0.52% below its best levels.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 0.44% in the fiscal year. The Bloomberg Barclays U.S. Treasury Bond sub-index lost 1.44%; the Long-Term section dropped 5.00%. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index advanced 3.31%; the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 16.39%.
U.S. equities, represented by the S&P 500® index including dividends, ended the 12-month period up 17.17%, having reached yet another all-time high on March 1. The strongest sectors were financials and technology returning 32.60% and 24.91%, respectively. Weakest were telecommunications and consumer staples, which returned 1.69% and 6.16%, respectively. S&P 500® companies’ earnings per share recorded year-over-year increases in the third and fourth quarters of 2016 after five straight declines.
In currencies, the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 6.51% against the euro and 15.14% on the pound, although in the latter case over half was due to Britain’s vote to leave the European Union. The dollar actually lost 0.64% against the yen, but it had been down more than 10% at the halfway point.
In international markets, the MSCI Japan® Index, rose 13.46% for the year, practically all in the second half. Stocks were initially supported by a stabilizing outlook for China and monetary stimulus and latterly energized by the weakening yen. The MSCI Europe ex UK® Index added 17.64%. Financials and industrials, about one third of the sub-index, accounted for nearly half of the gain. The MSCI UK® Index jumped 23.50%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Securitized Bond Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2017 (as a percentage of net assets)

Russia	10.7%
Brazil	9.1%
Mexico	8.7%
Turkey	6.5%
Peru	5.9%
Argentina	5.7%
India	5.4%
Chile	4.9%
Colombia	4.2%
China	3.9%
Countries between 0.7% – 3.3%^	30.6%
Assets in Excess of Other Liabilities*	4.4%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 19 countries, which each represents 0.7% – 3.3% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Rob Turner and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2017, the Fund’s Class P shares returned 8.74%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 9.11% for the same period.
Portfolio Specifics: The Fund underperformed its Index during a reporting period that saw an extreme uptick in risk appetite resulting in strong returns for all emerging markets (“EM”) asset classes. This rally across the EM landscape was driven by several factors, most notably the stabilization in oil prices and in broad commodities, improved growth outlooks, particularly in developed markets, broadly dovish central bank rhetoric, and gradual improved economic fundamentals in select emerging markets. Additionally, this resulted in massive fund flows into EM asset classes as global investors chase yield.
We began the period maintaining underweights in Middle East financials, as well as distressed high yield names. Throughout the period, we selectively increased risk with a bias towards larger, more liquid names in Latin America. We finished the period long risk, with overweights in high yield, specifically in the financials sector, as well as the longer maturity of the credit curve in
Top Ten Holdings as of March 31, 2017* (as a percentage of net assets)

MCE Finance Ltd., 5.000%, 02/15/21	2.0%
Longfor Properties Co. Ltd, 6.750%, 01/29/23	2.0%
Argentine Republic Government International Bond, 5.625%, 01/26/22	2.0%
Woori Bank Co. Ltd., 4.750%, 04/30/24	1.9%
BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1.7%
Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.5%
Banco de Bogota SA, 6.250%, 05/12/26	1.5%
VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1.5%
Vedanta Resources PLC, 6.375%, 07/30/22	1.5%
Cencosud SA, 5.150%, 02/12/25	1.4%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Brazilian, Peruvian, and Moroccan issuers. Additionally, we were overweight Latin America, flat Europe with the exception of Russia, and underweight Asia and Middle East financials.
The largest positive results were from the securities issued by oil & gas companies based in Latin America as well as by financials sector companies based there and in Russia. The largest detractors were securities issued by metals and mining companies based in Africa and Latin America.
Credit default swap exposure detracted slightly from results and Treasury futures did not affect performance.
Current Strategy & Outlook: We believe that EM continue to benefit from improving financial conditions and better growth in developed markets, as well as growing domestic activity and trade. Significant new issuance as of late, particularly out of the Middle East, has been comfortably absorbed as the asset class continues to see significant inflows. We maintain a favorable stance on broad EM, with a slight bias towards carry to take advantage of country-specific volatility, while monitoring idiosyncratic risks and political uncertainties in Venezuela, South Africa, Turkey and Brazil.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2017
	1 Year	Since Inception of Class P August 9, 2012
Class P	8.74%	5.21%
JPM CEMBI	9.11%	5.06%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Corporate Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2017 (as a percentage of net assets)

Mexico	8.8%
Argentina	7.0%
Indonesia	6.6%
Panama	4.6%
Brazil	4.4%
Russia	3.9%
Chile	3.7%
Colombia	3.2%
Dominican Republic	3.1%
Lebanon	3.0%
Countries between 0.0% – 2.9%^	46.0%
Assets in Excess of Other Liabilities*	5.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 41 countries, which each represents 0.0% – 2.9% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2017, the Fund’s Class P shares returned 9.51%, which included $0.03 per share return of capital, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 8.92% for the same period.
Portfolio Specifics: The Fund outperformed its Index during a reporting period that saw an extreme uptick in risk appetite resulting in strong returns for all emerging markets (“EM”) asset classes. This rally across the EM landscape was driven by several factors, most notably the stabilization in oil prices and in broad commodities, improved growth outlooks, particularly in developed markets, broadly dovish central bank rhetoric, and gradual improved economic fundamentals in select emerging markets. Additionally, this resulted in massive fund flows into EM asset classes as global investors chase yield.
We began the period slightly underweight risk in terms of spread duration, particularly in higher beta countries such as Venezuela, Ecuador, and Ghana. Throughout the period, we selectively added risk with a bias towards quasi-sovereigns, while actively managing risk positioning to help mitigate idiosyncratic noise. We finished the period with a slight overweight
Top Ten Holdings as of March 31, 2017* (as a percentage of net assets)

Argentine Republic Government International Bond, 6.875%, 01/26/27	1.8%
Lebanon Government International Bond, 6.100%, 10/04/22	1.7%
Indonesia Government International Bond, 8.500%, 10/12/35	1.6%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.6%
Brazilian Government International Bond, 2.625%, 01/05/23	1.5%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.5%
Petroleos Mexicanos, 6.875%, 08/04/26	1.4%
Croatia Government International Bond, 5.500%, 04/04/23	1.4%
Perusahaan Listrik Negara PT, 5.500%, 11/22/21	1.4%
Russian Foreign Bond – Eurobond, 4.875%, 09/16/23	1.4%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
in top line risk with a bias towards quasi-sovereigns and EM corporates, and underweight sovereigns. Geographically, our most significant overweights at the end of the period were to Latin America, specifically Argentina, Chile, and Mexico, as well as Russia, and Indonesia, and underweights to China, Turkey, and Peru.
Security selection was the main driver of outperformance for the period, specifically within Mexico (overweight in quasi-sovereigns), Argentina, and Brazil (positions in Petrobras). Country selection was the main detractor from returns, led by allocations to Venezuela and Turkey.
Credit default swap index exposure, used to manage credit risk, detracted from results.
Current Strategy & Outlook: We believe that EM continue to benefit from improving financial conditions and better growth in developed markets, as well as growing domestic activity and trade. Significant new issuance as of late, particularly out of the Middle East, has been comfortably absorbed as the asset class continues to see significant inflows. We maintain a favorable stance on broad EM, with a slight bias towards carry to take advantage of country-specific volatility, while monitoring idiosyncratic risks and political uncertainties in Venezuela, South Africa, Turkey, and Brazil.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2017
	1 Year	Since Inception of Class P August 9, 2012
Class P	9.51%	5.03%
JPM EMBI	8.92%	4.71%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Hard Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2017 (as a percentage of net assets)

Indonesia	10.0%
Colombia	8.7%
Brazil	8.1%
Russia	8.1%
South Africa	6.4%
Malaysia	5.7%
Mexico	4.9%
Poland	4.8%
Thailand	4.8%
Hungary	4.4%
Countries between 0.6% – 4.3%^	16.5%
Assets in Excess of Other Liabilities*	17.6%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 8 countries, which each represents 0.6% – 4.3% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March, 2017, the Fund’s Class P shares returned 4.02%, which included $0.23 per share return of capital, compared to the JP Morgan Government Bond Index-Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 5.47% for the same period.
Portfolio Specifics: The Fund underperformed its Index during a reporting period that saw an extreme uptick in risk appetite resulting in strong returns for all emerging markets (“EM”) asset classes. This rally across the EM landscape was driven by several factors, most notably the stabilization in oil prices and in broad commodities, improved growth outlooks, particularly in developed markets, broadly dovish central bank rhetoric, and gradual improved economic fundamentals in select emerging markets. Additionally, this resulted in massive fund flows into EM asset classes as global investors chase yield.
We began the period underweight risk in terms of spread duration overall and with a bias towards EM foreign exchange (“FX”) over interest rate risk, with key positions including underweights to the Colombian peso, Russian ruble, and South African rand. As the period progressed, we gradually reduced our underweight position in both EM rates and FX, while
Top Ten Holdings as of March 31, 2017* (as a percentage of net assets)

Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4.6%
Mexican Bonos, 10.000%, 12/05/24	3.1%
Republic of Poland Government Bond, 4.000%, 10/25/23	2.7%
Republic of South Africa Government Bond, 10.500%, 12/21/26	2.4%
Colombian TES, 10.000%, 07/24/24	2.4%
Colombian TES, 7.000%, 09/11/19	2.4%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2.4%
Malaysia Government Bond, 3.480%, 03/15/23	2.1%
Thailand Government Bond, 3.625%, 06/16/23	2.0%
Russian Federal Bond - OFZ, 7.000%, 01/25/23	1.8%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
focusing more on relative value opportunities within FX. Notable FX positions throughout the period included a consistent underweight to the Turkish lira given political turmoil in Turkey, a bias towards the Peruvian sol and Brazilian real versus Colombian peso and Chilean peso, and neutral to modest overweight positions to select Asian FX. Notable rate exposures included modest overweights in Indonesian, Peruvian, and Russian bonds, while holding underweight positions in South African, Malaysian and Mexican bonds.
Our allocation to Turkish lira was the largest positive contributor for the period. Our underweight positions in the Colombian peso and bonds, the Russian ruble, and Brazilian bonds were the main detractors from performance.
Current Strategy & Outlook: We believe that EM continue to benefit from improving financial conditions and better growth in developed markets, as well as growing domestic activity and trade. Significant new issuance as of late, particularly out of the Middle East, has been comfortably absorbed as the asset class continues to see significant inflows. We maintain a favorable stance on broad EM, with a slight bias towards local currency and carry to take advantage of country-specific volatility, while monitoring idiosyncratic risks and political uncertainties in South Africa, Turkey and Brazil.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2017
	1 Year	Since Inception of Class P August 6, 2012
Class P	4.02%	-3.08%
JPM GBI-EM	5.47%	-2.24%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Local Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2017 (as a percentage of net assets)

United States	81.7%
Cayman Islands	13.2%
Assets in Excess of Other Liabilities*	5.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2017, the Fund’s P Class shares returned 6.78%, compared to the Bloomberg Barclays U.S. Securitized Bond Index (the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 0.22% for the same period.
Portfolio Specifics: As with previous periods, the Fund carried a strategic, significant underweight versus the core constituency of the Index with zero exposure to agency residential mortgage-backed securities (“RMBS”). Generally, we view opportunities in agency RMBS markets to be less attractive relative to securitized credit.
As a result of this, the Fund maintained overweights relative to the Index to the credit portion of the securitized universe: asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and non-agency RMBS. From an asset allocation perspective, fundamentals and varying market dynamics predicated a need to shift positioning slightly by reducing the Fund’s exposure to CMBS, favoring non-agency RMBS and ABS from a relative value perspective. All credit sectors outperformed the Index on aggregate over the period.
While non-agency RMBS valuations have continued to push higher, current levels are considered relatively durable given the favorable fundamental and technical backdrop. The out-of-Index allocation to non-agency RMBS was the one of the
Top Ten Holdings as of March 31, 2017* (as a percentage of net assets)

Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	1.9%
Morgan Stanley Capital I Trust 2006-IQ11, 6.303%, 10/15/42	1.8%
IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.192%, 02/25/46	1.7%
TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	1.6%
COMM 2015-PC1 C, 4.442%, 07/10/50	1.6%
DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.258%, 08/19/45	1.5%
Venture XIII CLO Ltd. 2013-13A D, 4.659%, 06/10/25	1.5%
Sofi Consumer Loan Program 2016-3 LLC, 4.490%, 12/26/25	1.5%
Alternative Loan Trust 2005-10CB 1A1, 1.482%, 05/25/35	1.4%
Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	1.4%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
largest contributors to excess returns during the reporting period. The Fund continues to favor legacy (pre-2008 issuance) securities that are collateralized by Prime and Alt-A borrowers. Additionally, credit risk transfer securities were a large source of the Fund’s allocation in this sector and one of the largest contributors to results. All positions are out-of-index and we modestly increased exposure to this asset class over the period.
The ABS sector continued to be generally well-supported by a solid consumer and, as it relates to the collateralized loan obligation (“CLO”) sub-sector, corporate credit fundamentals. We remain tactically and strategically positive, although acknowledge the longstanding volatility in credit performance of subprime auto borrowers. If the recent correction in used car values were to continue, this would have additional negative implications for this levered part of the ABS universe. For the fiscal year, the ABS sector outperformed Treasuries and the Index. Out-of-Index security selection also contributed to overall performance. Exposure to CLOs have mostly migrated into post-credit crisis transactions, although we still favor shorter spread duration and more seasoned structures that are approaching the de-leveraging phase of their life cycle. We increased the Fund’s exposure to ABS during the reporting period.
Elsewhere, CMBS remained a significant overweight in the Fund versus the Index. The sector outperformed Treasuries and our overweight contributed to performance. Additionally, CMBS security selection was beneficial for performance. Key themes continued to include seasoned (pre-crisis) subordinate credit tranches and senior level interest-only instruments. Over the reporting period, we reduced our overweight allocation to CMBS as the fundamental narrative deteriorated relative to other securitized sectors.
Interest rates remained quite volatile during the reporting period and the U.S. Federal Reserve Board increased interest rates by 25 basis points (0.25%) in December 2016. Since the largest constituent in the index is agency RMBS, which has a negatively convex profile, duration in the index extended to roughly 4.5 years. The Fund extended duration in response, but did retain an approximately 0.8 year short duration versus that of the Index. The impact on relative performance for the year was modestly positive.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Current Strategy & Outlook: Looking forward, we remain generally constructive on the fundamentals underlying the domestic securitized credit markets. As previously discussed, we have become more cautious on the outlook for commercial real estate and, by extension, CMBS. While we continue to see opportunities in the sector, this relatively cautious view will likely drive a downward emphasis on the sector from an asset allocation perspective. Similarly, the volatility observed in subprime auto ABS credit performance will temper risk taking in this relatively narrow ABS sub-sector.
Overall, the fiscal year ended with a targeted asset allocation mix of 25% in CMBS, 40% in non-agency RMBS and 30% in ABS (15% in the CLO ABS sub-sector) and 5% in cash. While this has the potential to shift as market conditions evolve, we believe fundamentals will likely continue to support positions in these sectors that benefit disproportionately from such positive credit outcomes as:
•
Voluntary loan prepayments;

•
Lower than expected cumulative loan defaults;

•
Higher than expected recoveries upon collateral liquidation;

•
Acceleration of bond repayment via execution of re-financings and collateral clean-up calls; and

•
Ratings upgrades

Looking forward, we anticipate bouts of volatility in financial markets due to political uncertainty in the U.S., global shifts in monetary policy and other potential idiosyncratic risks. Volatility — both positive and negative in terms of pricing impact — has the potential to be exacerbated at times by the liquidity backdrop which we continue to characterize as relatively fragile. However, on balance, we continue to believe securitized credit markets will provide outperformance opportunities in upcoming quarters, as reflected in our current positioning.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2017
	1 Year	Since Inception of Class P August 7, 2014	Since Inception of Classes A and I August 3, 2015
Including Sales Charge:
Class A(1)(2)	3.34%	—	3.94%
Class I(2)	6.29%	—	5.29%
Class P	6.78%	5.95%	—
Excluding Sales Charge:
Class A(2)	5.94%	—	4.95%
Class I(2)	6.29%	—	5.29%
Class P	6.78%	5.95%	—
Bloomberg Barclays U.S. Securitized	0.22%	2.16%	2.16%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Securitized Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
The Class A and Class I shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2017*	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2017*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,018.60	0.11%	$0.55	$1,000.00	$1,024.38	0.11%	$0.56
Voya Emerging Markets Hard Currency Debt Fund
Class P	$1,000.00	$999.10	0.08%	$0.40	$1,000.00	$1,024.53	0.08%	$0.40
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,004.90	0.15%	$0.75	$1,000.00	$1,024.18	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,013.20	1.00%	$5.02	$1,000.00	$1,019.95	1.00%	$5.04
Class I	1,000.00	1,014.50	0.68	3.42	1,000.00	1,021.54	0.68	3.43
Class P	1,000.00	1,018.00	0.05	0.25	1,000.00	1,024.68	0.05	0.25

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of Voya Separate Portfolios Trust, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of March 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Boston, Massachusetts
May 26, 2017

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2017

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$98,421,507	$143,846,534	$75,405,056	$261,795,962
Short-term investments at fair value**	10,894,970	14,965,621	13,590,253	17,224,363
Total investments at fair value	$109,316,477	$158,812,155	$88,995,309	$279,020,325
Cash	754,481	—	577	12,004
Cash collateral for futures	117,820	146,047	336,429	2,046,431
Cash pledged for centrally cleared swaps (Note 2)	—	—	335,000	—
Foreign currencies at value***	—	—	370,494	—
Receivables:
Investment securities sold	1,302,850	951,250	—	498,975
Fund shares sold	—	—	—	164,488
Dividends	1,236	1,749	1,373	4,779
Interest	1,505,644	2,002,331	1,585,171	1,054,725
Foreign tax reclaims	—	—	15,130	—
Unrealized appreciation on forward foreign currency contracts	—	—	495,945	—
Unrealized appreciation on OTC swap agreements	—	—	10,284	—
Variation margin receivable on centrally cleared swaps	—	—	12,898	—
Prepaid expenses	8,873	9,045	8,860	14,812
Reimbursement due from manager	—	—	1,806	20,089
Other assets	1,544	2,619	1,612	2,188
Total assets	113,008,925	161,925,196	92,170,888	282,838,816
LIABILITIES:
Income distribution payable	—	—	—	565
Payable for investment securities purchased	2,046,409	500,000	—	6,500,000
Payable for fund shares redeemed	—	—	—	455,592
Payable upon receipt of securities loaned	7,895,670	8,409,811	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	317,238	—
Cash received as collateral for OTC derivatives (Note 2)	—	—	270,000	—
Payable for investment management fees	—	—	—	61,626
Payable for distribution and shareholder service fees	—	—	—	64
Payable to custodian due to bank overdraft	—	374,669	—	—
Payable to trustees under the deferred compensation plan (Note 6)	1,544	2,619	1,612	2,188
Payable for trustee fees	513	760	457	1,074
Other accrued expenses and liabilities	151,590	47,270	82,068	86,040
Total liabilities	10,095,726	9,335,129	671,375	7,107,149
NET ASSETS	$102,913,199	$152,590,067	$91,499,513	$275,731,667
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$101,833,744	$159,329,560	$103,664,934	$275,662,342
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	170,666	(35,917)	(153,827)	371,685
Accumulated net realized loss	(2,713,654)	(9,475,334)	(5,790,233)	(1,951,502)
Net unrealized appreciation (depreciation)	3,622,443	2,771,758	(6,221,361)	1,649,142
NET ASSETS	$102,913,199	$152,590,067	$91,499,513	$275,731,667
+ Including securities loaned at value	$7,708,205	$8,223,240	$—	$—
* Cost of investments in securities	$94,805,695	$141,050,217	$81,863,832	$260,315,831
** Cost of short-term investments	$10,895,085	$14,965,739	$13,600,270	$17,224,601
*** Cost of foreign currencies	$—	$—	$369,675	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2017 (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	n/a	n/a	$301,912
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	30,041
Net asset value and redemption price per share†	n/a	n/a	n/a	$10.05
Maximum offering price per share (2.50%)(1)	n/a	n/a	n/a	$10.31
Class I
Net assets	n/a	n/a	n/a	$121,797,656
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	12,097,811
Net asset value and redemption price per share	n/a	n/a	n/a	$10.07
Class P
Net assets	$102,913,199	$152,590,067	$91,499,513	$153,632,099
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,400,455	15,812,619	12,220,703	15,182,030
Net asset value and redemption price per share	$9.90	$9.65	$7.49	$10.12

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2017

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$10,720	$18,465	$11,575	$33,061
Interest, net of foreign taxes withheld*	5,006,616	8,166,291	4,807,575	10,905,607
Securities lending income, net	7,740	11,476	—	—
Total investment income	5,025,076	8,196,232	4,819,150	10,938,668
EXPENSES:
Investment management fees	932,050	1,103,530	694,617	1,288,882
Distribution and shareholder service fees:
Class A	—	—	—	1,042
Transfer agent fees:
Class A	—	—	—	732
Class I	—	—	—	29,448
Class P	212	241	102	207
Shareholder reporting expense	3,650	4,610	3,650	6,895
Registration fees	24,823	25,399	23,432	48,985
Professional fees	40,801	50,789	28,650	70,890
Custody and accounting expense	21,247	23,562	82,125	57,880
Trustee fees	3,079	4,564	2,745	6,444
Miscellaneous expense	9,553	9,726	5,750	17,199
Interest expense	254	224	425	1,773
Total expenses	1,035,669	1,222,645	841,496	1,530,377
Waived and reimbursed fees	(932,050)	(1,103,530)	(708,731)	(1,004,698)
Net expenses	103,619	119,115	132,765	525,679
Net investment income	4,921,457	8,077,117	4,686,385	10,412,989
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Peruvian capital gains tax withheld^)	1,420,228	1,415,270	(8,363,284)	773,009
Foreign currency related transactions	—	—	(111,477)	—
Futures	280,359	285,206	1,958	(2,266,482)
Swaps	(176,971)	(596,990)	(2,730)	—
Net realized gain (loss)	1,523,616	1,103,486	(8,475,533)	(1,493,473)
Net change in unrealized appreciation (depreciation) on:
Investments (net of Peruvian capital gains tax accrued#)	1,585,420	3,991,613	7,316,479	3,217,827
Foreign currency related transactions	—	—	(94,014)	—
Futures	(10,857)	8,746	(227)	199,450
Swaps	—	—	47,128	—
Net change in unrealized appreciation (depreciation)	1,574,563	4,000,359	7,269,366	3,417,277
Net realized and unrealized gain (loss)	3,098,179	5,103,845	(1,206,167)	1,923,804
Increase in net assets resulting from operations	$8,019,636	$13,180,962	$3,480,218	$12,336,793
* Foreign taxes withheld	$—	$—	$143,204	$—
^ Foreign taxes on sale of Peruvian investments	$30,265	$—	$—	$—
# Foreign taxes accrued on Peruvian investments	$90,563	$—	$26,629	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2017	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$4,921,457	$4,278,886	$8,077,117	$6,843,667
Net realized gain (loss)	1,523,616	(3,442,633)	1,103,486	(1,867,966)
Net change in unrealized appreciation (depreciation)	1,574,563	1,305,483	4,000,359	688,458
Increase in net assets resulting from operations	8,019,636	2,141,736	13,180,962	5,664,159
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(5,095,686)	(4,295,506)	(8,437,204)	(7,192,862)
Return of capital:
Class P	—	—	(395,733)	—
Total distributions	(5,095,686)	(4,295,506)	(8,832,937)	(7,192,862)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,168,000	500,000	5,517,999	404,000
Reinvestment of distributions	5,095,686	4,295,506	8,832,937	7,192,862
	11,263,686	4,795,506	14,350,936	7,596,862
Cost of shares redeemed	(1,199,999)	(841,495)	(2,400,000)	(3,155,277)
Net increase in net assets resulting from capital share transactions	10,063,687	3,954,011	11,950,936	4,441,585
Net increase in net assets	12,987,637	1,800,241	16,298,961	2,912,882
NET ASSETS:
Beginning of year or period	89,925,562	88,125,321	136,291,106	133,378,224
End of year or period	$102,913,199	$89,925,562	$152,590,067	$136,291,106
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$170,666	$367,840	$(35,917)	$457,035

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2017	Year Ended March 31, 2016
FROM OPERATIONS:
Net investment income	$4,686,385	$4,063,556	$10,412,989	$5,262,735
Net realized gain (loss)	(8,475,533)	(4,856,163)	(1,493,473)	1,847,450
Net change in unrealized appreciation (depreciation)	7,269,366	(1,517,318)	3,417,277	(2,699,600)
Increase (decrease) in net assets resulting from operations	3,480,218	(2,309,925)	12,336,793	4,410,585
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(18,315)	(9,613)
Class I	—	—	(2,784,164)	(11,276)
Class P	—	—	(7,704,541)	(6,027,094)
Net realized gains:
Class A	—	—	(1,254)	(2,093)
Class I	—	—	(348,192)	(2,962)
Class P	—	—	(449,810)	(1,759,686)
Return of capital:
Class P	(2,762,144)	—	—	—
Total distributions	(2,762,144)	—	(11,306,276)	(7,812,724)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,397,301	319,601	131,617,507	33,744,750
Reinvestment of distributions	2,762,144	—	11,301,866	7,812,724
	8,159,445	319,601	142,919,373	41,557,474
Cost of shares redeemed	—	(101,000)	(13,887,874)	(8,082,667)
Net increase in net assets resulting from capital share transactions	8,159,445	218,601	129,031,499	33,474,807
Net increase (decrease) in net assets	8,877,519	(2,091,324)	130,062,016	30,072,668
NET ASSETS:
Beginning of year or period	82,621,994	84,713,318	145,669,651	115,596,983
End of year or period	$91,499,513	$82,621,994	$275,731,667	$145,669,651
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(153,827)	$(1,458,243)	$371,685	$(20,115)

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4) - 03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class P
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4) - 03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Voya Emerging Markets Local Currency Debt Fund
Class P
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4) - 03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
Voya Securitized Credit Fund
Class A
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt) is a non-diversified series of the Trust. Corporate Debt is a diversified series of the Trust.
Each Fund offers at least one of the following classes of shares: Class A, Class I, and Class P*. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value

*
Patent Pending

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the year ended March 31, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation.   The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of March 31, 2017, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $506,229 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of March 31, 2017. At March 31, 2017, Local Currency had received $270,000 in cash collateral from certain counterparties.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of March 31, 2017, Local Currency Debt had a liability position of  $317,238 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2017, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not pledge any cash collateral to its counterparties as of March 31, 2017.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the year ended March 31, 2017, Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.
Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts held by Local Currency Debt at March 31, 2017.
During the year ended March 31, 2017, Local Currency Debt had an average contract amount on forward foreign currency contracts to buy and sell of  $13,810,131 and $8,284,956, respectively.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2017, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2017, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$11,569,222	$4,200,894
Hard Currency Debt	19,393,305	12,243,446
Local Currency Debt	399,978	1,284,661
Securitized Credit	59,496,851	6,092,756
Please refer to the tables following each respective Portfolio of Investments for open futures contracts at March 31, 2017.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. Prior to July 29, 2016, each Fund declared dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the year ended March 31, 2017, Corporate Debt and Hard Currency Debt had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Corporate Debt and Hard Currency Debt used CDX swaps with an average notional amount of  $14,000,000 and $15,000,000, respectively, to hedge the credit risk associated with various sectors of the credit market. There were no open credit default swaps to buy protection at March 31, 2017.
For the year ended March 31, 2017, Corporate Debt had sold credit protection on CDX swaps. Corporate Debt entered into one CDX swap contract with a notional amount of  $5,000,000 to gain additional exposure to various sectors of the credit markets. There were no open credit default swaps held by Corporate Debt at March 31, 2017.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the year ended March 31, 2017, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $2,933,740.
For the year ended March 31, 2017, Local Currency entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $968,703.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at March 31, 2017.
At March 31, 2017, Local Currency had pledged $335,000 as cash collateral for open centrally cleared interest rate swaps.
K. Credit-Linked Notes. Local Currency Debt may enter into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. There were no open credit-linked notes at March 31, 2017.
L. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2017, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$85,981,889	$73,066,596
Hard Currency Debt	100,145,438	87,659,635
Local Currency Debt	60,997,493	49,088,069
Securitized Credit	244,848,520	121,845,439
U.S. government securities not included above were as follows:
	Purchases	Sales
Securitized Credit	$7,000,000	$2,426,051
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the 12b-1 Plan, the
Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of Securitized Credit and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2017, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2017, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Diversified Emerging Markets Debt Fund	Corporate Debt	6.59%
	Local Currency Debt	6.41
Voya Global Bond Portfolio	Corporate Debt	9.89
	Hard Currency Debt	9.88
	Local Currency Debt	24.65
Voya Intermediate Bond Portfolio	Corporate Debt	83.53
	Hard Currency Debt	86.09
	Local Currency Debt	68.95
	Securitized Credit	45.86
Voya Investment Trust Co.	Securitized Credit	9.67
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P
Corporate Debt	N/A	N/A	0.15%
Hard Currency Debt	N/A	N/A	0.15%
Local Currency Debt	N/A	N/A	0.15%
Securitized Credit(1)	1.00%	0.68%	0.05%

(1)
Prior to September 23, 2016, the expense limit for Class I of Securitized Credit was 0.75%.

With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of March 31, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	March 31,
	2018	2019	2020	Total
Local Currency Debt	$25,752	$25,643	$14,114	$65,509
Securitized Credit	45,058	113,182	98,001	256,241
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2017 are as follows:
	March 31,
	2018	2019	2020	Total
Securitized Credit
Class A	$—	$—	$505	$505
Class I	—	—	11,781	11,781
Class P	—	—	114	114
The Expense Limitation Agreement is contractual through August 1, 2017 (except for Securitized Credit Class I, which is through August 1, 2018) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, the Funds, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Funds or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the year ended March 31, 2017:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	8	$742,875	1.39%
Hard Currency Debt	3	1,990,000	1.37
Local Currency Debt	4	1,778,750	1.37
Securitized Credit	25	1,645,280	1.40

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
3/31/2017	626,514	—	519,745	(120,846)	1,025,413	6,168,000	—	5,095,686	(1,199,999)	10,063,687
3/31/2016	51,205	—	448,901	(88,323)	411,783	500,000	—	4,295,506	(841,495)	3,954,011
Hard Currency Debt
Class P
3/31/2017	569,390	—	921,802	(244,151)	1,247,041	5,517,999	—	8,832,937	(2,400,000)	11,950,936
3/31/2016	43,400	—	778,952	(334,457)	487,895	404,000	—	7,192,862	(3,155,277)	4,441,585
Local Currency Debt
Class P
3/31/2017	718,446	—	375,082	—	1,093,528	5,397,301	—	2,762,144	—	8,159,445
3/31/2016	42,639	—	—	(12,883)	29,756	319,601	—	—	(101,000)	218,601
Securitized Credit
Class A
3/31/2017	33,739	—	1,952	(54,387)	(18,696)	339,248	—	19,550	(545,201)	(186,403)
8/3/2015(1) - 3/31/2016	132,779	—	1,173	(85,216)	48,736	1,336,720	—	11,707	(850,121)	498,306
Class I
3/31/2017	12,983,762	—	311,826	(1,319,271)	11,976,317	131,278,259	—	3,127,966	(13,249,673)	121,156,552
8/3/2015(1) - 3/31/2016	121,735	—	1,431	(1,672)	121,494	1,218,030	—	14,238	(16,654)	1,215,614
Class P
3/31/2017	—	—	808,446	(9,206)	799,240	—	—	8,154,350	(93,000)	8,061,350
3/31/2016	3,104,299	—	769,030	(714,583)	3,158,746	31,190,000	—	7,786,779	(7,215,892)	31,760,887

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 10 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty subject to offset under the Agreement as of March 31, 2017:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$4,552,027	$(4,552,027)	$—
Credit Suisse Securities (Europe) Limited	629,012	(629,012)	—
Credit Suisse Securities (USA) LLC	590,760	(590,760)	—
Goldman, Sachs & Co.	167,483	(167,483)	—
HSBC Securities (USA) Inc.	921,596	(921,596)	—
J.P. Morgan Securities LLC	103,824	(103,824)	—
Jefferies LLC	659,761	(659,761)	—
Wells Fargo Securities LLC	83,742	(83,742)	—
Total	$7,708,205	$(7,708,205)	$—

(1)
Collateral with a fair value of  $7,895,670 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$385,467	$(385,467)	$—
Citigroup Global Markets Limited	1,050,815	(1,050,815)	—
Citigroup Global Markets Inc.	3,498,984	(3,498,984)	—
Credit Suisse Securities (USA) LLC	1,459,814	(1,459,814)	—
J.P. Morgan Securities LLC	552,716	(552,716)	—
Jefferies LLC	572,203	(572,203)	—
Morgan Stanley & Co. LLC	703,241	(703,241)	—
	$8,223,240	$(8,223,240)	$—

(1)
Collateral with a fair value of  $8,409,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of March 31, 2017:
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)
Corporate Debt	$—	$(22,945)	$22,945
Hard Currency Debt	—	(132,865)	132,865
Local Currency Debt	(4,130,285)	(3,381,969)	7,512,254
Securitized Credit	—	485,831	(485,831)
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2017			Year Ended March 31, 2016
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Corporate Debt	$5,095,686	$—	$—	$4,295,506	$—
Hard Currency Debt	8,437,204	—	395,733	7,192,862	—
Local Currency Debt	—	—	2,762,144	—	—
Securitized Credit	10,764,841	541,435	—	6,729,571	1,083,153

NOTES TO FINANCIAL STATEMENTS as of March 31, 2017 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2017 were:
	Undistributed Ordinary Income	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Corporate Debt	$171,823	$(5,526)	$3,513,315	$(1,879,018)	Short-term	None
				(719,982)	Long-term	None
				$(2,599,000)
Hard Currency Debt	—	(156,906)	2,715,180	(5,429,593)	Short-term	None
				(3,832,257)	Long-term	None
				$(9,261,850)
Local Currency Debt	—	(952,123)	(6,597,550)	(1,006,095)	Short-term	None
				(3,608,409)	Long-term	None
				$(4,614,504)
Securitized Credit	373,757	(959,755)	1,479,893	(822,498)	Long-term	None
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2017, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to March 31, 2017, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0382	May 1, 2017	Daily
Hard Currency Debt	P	$0.0391	May 1, 2017	Daily
Local Currency Debt	P	$0.0287	May 1, 2017	Daily
Securitized Credit	A	$0.0330	May 1, 2017	Daily
	I	$0.0352	May 1, 2017	Daily
	P	$0.0412	May 1, 2017	Daily
Line of Credit renewal: Effective May 19, 2017, the funds to which the Credit Agreement is available have entered into a Credit Agreement with BNY for an aggregate amount of  $400,000,000.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.9%
		Argentina: 2.6%
1,000,000	#	Banco Macro SA, 6.750%, 11/04/26	$1,006,200	1.0
500,000	L	YPF SA, 8.750%, 04/04/24	555,500	0.5
500,000	#	YPF SA, 8.500%, 03/23/21	549,255	0.5
500,000	#,L	YPF SA, 8.750%, 04/04/24	555,500	0.6
			2,666,455	2.6
		Austria: 1.0%
1,000,000	#	Suzano Austria GmbH, 7.000%, 03/16/47	985,000	1.0
		Brazil: 9.1%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	533,750	0.5
1,125,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	1,193,906	1.2
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	490,440	0.5
1,000,000	L	Petrobras Global Finance BV, 7.250%, 03/17/44	992,500	0.9
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,133,750	1.1
950,000		Petrobras Global Finance BV, 6.250%-6.750%, 03/17/24-01/27/41	924,663	0.9
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	1,000,300	1.0
2,975,000		Other Securities(a)	3,133,765	3.0
			9,403,074	9.1
		Canada: 0.7%
750,000	#	First Quantum Minerals Ltd., 7.250%, 04/01/23	760,313	0.7
		Chile: 4.9%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,574,461	1.5
1,350,000	#,L	Cencosud SA, 5.150%, 02/12/25	1,409,213	1.4
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	520,264	0.5
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	620,280	0.6
450,000		Telefonica Chile SA, 3.875%, 10/12/22	459,008	0.4
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	510,008	0.5
			5,093,234	4.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		China: 3.9%
950,000		Bank of China Ltd, 5.000%, 11/13/24	$1,011,129	1.0
1,950,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,069,252	2.0
950,000		Other Securities	970,538	0.9
			4,050,919	3.9
		Colombia: 4.2%
1,050,000	L	Banco de Bogota SA, 6.250%, 05/12/26	1,098,562	1.1
1,500,000	#	Banco de Bogota SA, 6.250%, 05/12/26	1,569,375	1.5
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	994,297	1.0
650,000		Other Securities	639,733	0.6
			4,301,967	4.2
		Hong Kong: 1.9%
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	905,130	0.9
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,055,985	1.0
			1,961,115	1.9
		Hungary: 1.2%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,193,467	1.2
		India: 5.4%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	987,724	1.0
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,061,488	1.0
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,000,892	1.0
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	500,625	0.5
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	942,583	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	416,670	0.4
600,000	L	Vedanta Resources PLC, 7.125%, 05/31/23	616,500	0.6
			5,526,482	5.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Ireland: 1.0%
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.500%, 10/05/27	$1,015,265	1.0
		Israel: 2.3%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	785,753	0.8
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	989,748	0.9
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/23	582,204	0.6
			2,357,705	2.3
		Jamaica: 2.3%
550,000		Digicel Group Ltd., 8.250%, 09/30/20	474,854	0.5
1,250,000	L	Digicel Ltd., 6.000%, 04/15/21	1,142,188	1.1
350,000	#	Digicel Ltd., 6.000%, 04/15/21	319,812	0.3
500,000	#	Digicel Ltd., 6.750%, 03/01/23	448,750	0.4
			2,385,604	2.3
		Luxembourg: 1.6%
900,000		Altice Financing SA, 7.500%, 05/15/26	958,500	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	720,125	0.7
			1,678,625	1.6
		Macau: 2.0%
2,050,000		MCE Finance Ltd., 5.000%, 02/15/21	2,084,850	2.0
		Mexico: 8.7%
1,575,000	L	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,767,938	1.7
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	869,937	0.9
250,000		Cemex SAB de CV, 5.700%, 01/11/25	259,375	0.2
1,000,000	#,L	Cemex SAB de CV, 5.700%, 01/11/25	1,037,500	1.0
500,000	#,L	Cemex SAB de CV, 7.750%, 04/16/26	563,855	0.6
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	492,500	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico (continued)
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	$317,250	0.3
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	394,000	0.4
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	835,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	505,750	0.5
1,000,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,077,000	1.0
750,000		Other Securities	790,500	0.8
			8,910,605	8.7
		Morocco: 2.4%
750,000		OCP SA, 5.625%, 04/25/24	800,550	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,131,898	1.1
500,000	#	OCP SA, 4.500%, 10/22/25	494,437	0.5
			2,426,885	2.4
		Netherlands: 1.0%
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	994,935	1.0
		Peru: 5.9%
1,250,000		Banco de Credito del Peru/Panama, 6.125%-6.875%, 09/16/26-04/24/27	1,388,125	1.4
950,000	L	Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,041,438	1.0
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,319,500	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	533,125	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	636,300	0.6
1,075,000		Southern Copper Corp., 5.250%-6.750%, 04/16/40-04/23/45	1,114,700	1.1
			6,033,188	5.9
		Russia: 10.7%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,159,152	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia (continued)
1,300,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	$1,392,625	1.4
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,036,333	1.0
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,265,315	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	998,383	1.0
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	112,332	0.1
1,050,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 8.625%, 06/22/20	1,225,754	1.2
1,400,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,526,049	1.5
2,050,000		Other Securities	2,274,806	2.2
			10,990,749	10.7
		Singapore: 1.9%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	927,503	0.9
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,969	1.0
			1,955,472	1.9
		South Africa: 3.3%
1,000,000	L	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,033,450	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	751,875	0.7
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,090,050	1.1
550,000		Other Securities	555,500	0.5
			3,430,875	3.3
		South Korea: 1.9%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,991,362	1.9
		Sweden: 1.0%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,051,200	1.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Thailand: 0.9%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	$922,634	0.9
		Turkey: 5.8%
1,125,000		Turkiye Is Bankasi, 5.375%-5.500%, 04/21/19-10/06/21	1,130,450	1.1
1,000,000	#	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	987,354	0.9
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,016,250	1.0
1,250,000	#	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	1,245,421	1.2
1,650,000		Other Securities	1,633,274	1.6
			6,012,749	5.8
		United Arab Emirates: 1.8%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,029,795	1.0
850,000		Other Securities	874,871	0.8
			1,904,666	1.8
		United Kingdom: 1.5%
1,500,000	#	Vedanta Resources PLC, 6.375%, 07/30/22	1,514,250	1.5
		Total Corporate Bonds/Notes (Cost $90,197,619)	93,603,645	90.9
FOREIGN GOVERNMENT BONDS: 4.7%
		Argentina: 3.1%
2,000,000	#	Argentine Republic Government International Bond, 5.625%, 01/26/22	2,050,500	2.0
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,075,000	1.1
			3,125,500	3.1
		Kazakhstan: 0.9%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	952,744	0.9
		Turkey: 0.7%
750,000		Other Securities	739,618	0.7
		Total Foreign Government Bonds (Cost $4,608,076)	4,817,862	4.7
		Total Long-Term Investments (Cost $94,805,695)	98,421,507	95.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.6%
	Commercial Paper: 1.9%
1,000,000	Du Ponte, 1.200%, 04/24/17	$999,215	1.0
1,000,000	NBC Universal, 1.250%, 04/27/17	999,085	0.9
		1,998,300	1.9
	Securities Lending Collateralcc: 7.7%
1,875,262	Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,875,387, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,912,767, due 04/01/17-06/01/52)	1,875,262	1.8
1,875,262	HSBC Securities USA, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $1,875,382, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,912,769, due 09/01/23-11/01/46)	1,875,262	1.9
1,875,262	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,875,390, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $1,912,767, due 05/01/17-12/01/46)	1,875,262	1.8
1,875,262	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,875,387, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $1,912,767, due 09/01/31-02/20/47)	1,875,262	1.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
394,622	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $394,647, collateralized by various U.S. Government Securities, 0.394%-2.250%, Market Value plus accrued interest $402,518, due 04/30/17-07/31/18)	$394,622	0.4
		7,895,670	7.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
1,001,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%†† (Cost $1,001,000)	1,001,000	1.0
	Total Short-Term Investments (Cost $10,895,085)	10,894,970	10.6
	Total Investments in Securities (Cost $105,700,780)	$109,316,477	106.2
	Liabilities in Excess of Other Assets	(6,403,278)	(6.2)
	Net Assets	$102,913,199	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at March 31, 2017.

(a)
This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017 (continued)

Cost for federal income tax purposes is $105,803,162.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,932,998
Gross Unrealized Depreciation	(419,683)
Net Unrealized Appreciation	$3,513,315

Sector Diversification	Percentage of Net Assets
Financial	33.6%
Basic Materials	18.1
Energy	13.4
Communications	9.0
Sector Diversification	Percentage of Net Assets
Industrial	4.9
Foreign Government Bonds	4.7
Utilities	4.3
Consumer, Non-cyclical	2.9
Consumer, Cyclical	2.8
Diversified	1.9
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(6.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$93,603,645	$—	$93,603,645
Short-Term Investments	1,001,000	9,893,970	—	10,894,970
Foreign Government Bonds	—	4,817,862	—	4,817,862
Total Investments, at fair value	$1,001,000	$108,315,477	$—	$109,316,477
Other Financial Instruments+
Futures	25,163	—	—	25,163
Total Assets	$1,026,163	$108,315,477	$—	$109,341,640
Liabilities Table
Other Financial Instruments+
Futures	$(18,417)	$—	$—	$(18,417)
Total Liabilities	$(18,417)	$—	$—	$(18,417)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	26	06/21/17	$3,238,625	$4,671
U.S. Treasury 2-Year Note	12	06/30/17	2,597,437	1,665
U.S. Treasury 5-Year Note	77	06/30/17	9,064,945	14,607
U.S. Treasury Ultra Long Bond	7	06/21/17	1,124,375	4,220
			$16,025,382	$25,163
Short Contracts
U.S. Treasury Long Bond	(8)	06/20/17	(1,206,750)	(1,181)
U.S. Treasury Ultra 10-Year Note	(24)	06/21/17	(3,213,375)	(17,236)
			$(4,420,125)	$(18,417)

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2017 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$25,163
Total Asset Derivatives		$25,163
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$18,417
Total Liability Derivatives		$18,417

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(176,971)	$(176,971)
Interest rate contracts	280,359	—	280,359
Total	$280,359	$(176,971)	$103,388

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(10,857)
Total	$(10,857)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.7%
		Argentina: 1.1%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,098,510	0.7
500,000	#,L	YPF SA, 8.750%, 04/04/24	555,500	0.4
			1,654,010	1.1
		Brazil: 2.9%
800,000	#,L	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	847,264	0.6
1,750,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,030,000	1.3
1,500,000		Petrobras Global Finance BV, 6.250%-7.375%, 03/17/24-01/17/27	1,566,337	1.0
			4,443,601	2.9
		Chile: 3.7%
1,500,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,398,716	0.9
1,550,000	#	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	1,626,182	1.0
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,938,672	1.3
750,000		Other Securities	743,813	0.5
			5,707,383	3.7
		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,035,532	0.7
		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,056,250	0.7
		Indonesia: 2.8%
750,000		Pertamina Persero PT, 4.300%, 05/20/23	774,649	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,286,338	0.9
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,177,600	1.4
			4,238,587	2.8
		Ireland: 0.3%
500,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.500%, 10/05/27	507,632	0.3
		Kazakhstan: 0.6%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	994,756	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Luxembourg: 1.3%
2,000,000	#	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	$1,995,958	1.3
		Mexico: 7.5%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 3.800%, 08/11/26	982,500	0.7
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,037,500	1.3
500,000	#,L	Cemex SAB de CV, 7.750%, 04/16/26	563,855	0.4
1,000,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	1,005,000	0.7
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	1,016,250	0.7
500,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	493,600	0.3
750,000		Petroleos Mexicanos, 6.750%, 09/21/47	763,207	0.5
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,225,000	1.4
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,441,500	0.9
971,000		Petroleos Mexicanos, 4.875%-5.500%, 01/18/24-06/27/44	920,192	0.6
			11,448,604	7.5
		Panama: 1.0%
400,000	#	AES Panama SRL, 6.000%, 06/25/22	414,000	0.3
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,097,500	0.7
			1,511,500	1.0
		Peru: 0.7%
1,000,000		Other Securities(a)	1,010,000	0.7
		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,612,320	1.1
		South Africa: 1.3%
1,000,000	#	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	1,011,996	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa (continued)
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	$960,634	0.6
			1,972,630	1.3
		Trinidad And Tobago: 0.2%
343,750		Other Securities	340,264	0.2
		Venezuela: 0.8%
2,750,000		Petroleos de Venezuela SA, 9.000%-9.750%, 11/17/21-05/17/35	1,243,438	0.8
		Total Corporate Bonds/Notes (Cost $40,026,505)	40,772,465	26.7
U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		Other Securities	17,665	0.0
		Total U.S. Treasury Obligations (Cost $18,000)	17,665	0.0
FOREIGN GOVERNMENT BONDS: 67.6%
		Angola: 0.7%
1,000,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,033,950	0.7
		Argentina: 5.9%
701,019	±,L	Argentina Government International Bond, 8.280%, 12/31/33	752,544	0.5
2,000,000	#,L	Argentine Republic Government International Bond, 6.625%, 07/06/28	1,965,000	1.3
1,500,000	#	Argentine Republic Government International Bond, 7.125%, 07/06/36	1,452,750	0.9
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,127,000	1.4
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	2,786,437	1.8
			9,083,731	5.9
		Armenia: 0.5%
751,000	#	Republic of Armenia International Bond, 6.000%, 09/30/20	788,925	0.5
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Azerbaijan: 0.3%
500,000		Other Securities	$504,436	0.3
		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,325,000	1.5
		Colombia: 3.2%
400,000	L	Colombia Government International Bond, 2.625%, 03/15/23	385,500	0.2
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,915,875	1.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	572,500	0.4
2,000,000		Colombia Government International Bond, 5.000%, 06/15/45	2,016,000	1.3
			4,889,875	3.2
		Costa Rica: 1.0%
1,700,000	#	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/23-04/30/43	1,596,375	1.0
		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,185,643	1.4
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	539,665	0.4
			2,725,308	1.8
		Dominican Republic: 3.1%
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	786,563	0.5
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	816,562	0.5
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,650,000	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Dominican Republic (continued)
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$1,531,875	1.0
			4,785,000	3.1
		Ecuador: 0.7%
1,000,000		Other Securities	1,060,000	0.7
		Egypt: 1.7%
1,200,000		Egypt Government International Bond, 6.125%, 01/31/22	1,250,250	0.8
500,000		Egypt Government International Bond, 8.500%, 01/31/47	538,750	0.4
750,000	#,L	Egypt Government International Bond, 5.875%, 06/11/25	735,487	0.5
			2,524,487	1.7
		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	900,000	0.6
		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	715,351	0.5
		Ghana: 0.5%
750,000	#,L	Ghana Government International Bond, 9.250%, 09/15/22	782,625	0.5
		Guatemala: 0.2%
210,000		Other Securities	270,690	0.2
		Honduras: 0.7%
1,000,000		Other Securities	1,017,120	0.7
		Hungary: 2.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,378,706	0.9
500,000		Hungary Government International Bond, 7.625%, 03/29/41	727,473	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,538,349	1.0
			3,644,528	2.4
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Indonesia: 3.8%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	$1,543,485	1.0
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,471,402	1.6
1,750,000	#,L	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,759,538	1.2
			5,774,425	3.8
		Ivory Coast: 1.5%
2,401,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,236,507	1.5
		Jamaica: 1.7%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,948,082	1.3
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	575,315	0.4
			2,523,397	1.7
		Kazakhstan: 2.2%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	981,950	0.6
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,376,050	1.6
			3,358,000	2.2
		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	499,365	0.3
		Lebanon: 3.0%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,534,452	1.7
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/27	2,045,000	1.3
			4,579,452	3.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Mexico: 1.3%
2,000,000		Mexico Government International Bond, 4.000%-4.350%, 10/02/23-01/15/47	$1,955,000	1.3
		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,556,250	1.0
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	267,454	0.2
			1,823,704	1.2
		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,065,325	0.7
		Nigeria: 0.9%
1,250,000		Nigeria Government International Bond, 7.875%, 02/16/32	1,307,000	0.9
		Oman: 0.9%
1,250,000	#	Oman Government International Bond, 5.375%-6.500%, 03/08/27-03/08/47	1,316,765	0.9
		Pakistan: 0.7%
1,000,000		Other Securities	1,028,756	0.7
		Panama: 3.6%
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,299,000	0.9
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,581,250	1.0
2,600,000		Panama Government International Bond, 3.875%-4.300%, 09/22/24-04/29/53	2,639,000	1.7
			5,519,250	3.6
		Paraguay: 0.7%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,149,500	0.7
		Peru: 0.7%
861,000		Other Securities	1,027,819	0.7
		Philippines: 1.8%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,295,545	0.9
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Philippines: (continued)
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	$1,429,921	0.9
			2,725,466	1.8
		Poland: 2.3%
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,738,722	1.1
1,750,000		Republic of Poland Government International Bond, 3.000%-5.125%, 04/21/21-03/17/23	1,846,436	1.2
			3,585,158	2.3
		Romania: 1.3%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,521,485	1.0
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	528,503	0.3
			2,049,988	1.3
		Russia: 2.8%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,089,380	1.4
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,147,080	1.4
			4,236,460	2.8
		South Africa: 0.6%
1,000,000		Other Securities	941,026	0.6
		Sri Lanka: 1.7%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	514,269	0.3
2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,072,224	1.4
			2,586,493	1.7
		Tanzania: 0.2%
333,335		Other Securities	353,062	0.2
		Turkey: 2.2%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,447,805	1.0
750,000		Turkey Government International Bond, 6.000%, 01/14/41	742,944	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey (continued)
1,000,000		Turkey Government International Bond, 7.375%, 02/05/25	$1,136,375	0.7
			3,327,124	2.2
		Ukraine: 2.0%
3,563,000	#	Ukraine Government International Bond, 4.790%-7.750%, 09/01/20-05/31/40	2,987,775	2.0
		Uruguay: 2.1%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/27	1,835,750	1.2
1,175,000		Uruguay Government International Bond, 4.500%-8.000%, 11/18/22-03/21/36	1,416,931	0.9
			3,252,681	2.1
		Venezuela: 0.4%
1,250,000		Other Securities	585,625	0.4
		Vietnam: 0.9%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,314,912	0.9
		Zambia: 0.8%
1,250,000	#	Zambia Government International Bond, 8.500%-8.970%, 04/14/24-07/30/27	1,298,968	0.8
		Total Foreign Government Bonds (Cost $101,005,712)	103,056,404	67.6
		Total Long-Term Investments (Cost $141,050,217)	143,846,534	94.3
SHORT-TERM INVESTMENTS: 9.8%
		Commercial Paper: 2.8%
1,500,000		Du Ponte, 1.200%, 04/24/17	1,498,823	1.0
1,500,000		Lyondell, 1.140%, 04/06/17	1,499,721	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,335,000	National Grid, 1.190%, 04/17/17	$1,334,266	0.8
		4,332,810	2.8
	Securities Lending Collateralcc: 5.5%
1,997,378	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,037,326, due 04/01/17-02/20/67)	1,997,378	1.3
1,997,378	Citibank N.A., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $2,037,331, due 02/01/26-02/01/46)	1,997,378	1.3
420,299	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $420,327, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $428,705, due 06/15/18- 02/15/45)	420,299	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,997,378	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,997,514, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $2,037,326, due 05/01/17-12/01/46)	$1,997,378	1.3
1,997,378	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,037,325, due 04/19/17-02/20/67)	1,997,378	1.3
		8,409,811	5.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
2,223,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%†† (Cost $2,223,000)	2,223,000	1.5
	Total Short-Term Investments (Cost $14,965,739)	14,965,621	9.8
	Total Investments in Securities (Cost $156,015,956)	$158,812,155	104.1
	Liabilities in Excess of Other Assets	(6,222,088)	(4.1)
	Net Assets	$152,590,067	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at March 31, 2017.

±
Defaulted security

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $156,096,975.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,518,944
Gross Unrealized Depreciation	(2,803,764)
Net Unrealized Appreciation	$2,715,180

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	67.6%
Energy	12.5
Financial	5.3
Utilities	4.3
Industrial	3.7
Basic Materials	0.9
U.S. Treasury Obligations	0.0
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(4.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$40,772,465	$—	$40,772,465
Short-Term Investments	2,223,000	12,742,621	—	14,965,621
U.S. Treasury Obligations	—	17,665	—	17,665
Foreign Government Bonds	—	103,056,404	—	103,056,404
Total Investments, at fair value	$2,223,000	$156,589,155	$—	$158,812,155
Other Financial Instruments+
Futures	20,397	—	—	20,397
Total Assets	$2,243,397	$156,589,155	$—	$158,832,552
Liabilities Table
Other Financial Instruments+
Futures	$(44,838)	$—	$—	$(44,838)
Total Liabilities	$(44,838)	$—	$—	$(44,838)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	79	06/30/17	$17,099,796	$15,743
U.S. Treasury Ultra Long Bond	12	06/21/17	1,927,500	4,654
			$19,027,296	$20,397
Short Contracts
U.S. Treasury 10-Year Note	(15)	06/21/17	(1,868,437)	(8,147)
U.S. Treasury 5-Year Note	(20)	06/30/17	(2,354,531)	(3,228)
U.S. Treasury Long Bond	(20)	06/20/17	(3,016,875)	(6,746)
U.S. Treasury Ultra 10-Year Note	(44)	06/21/17	(5,891,188)	(26,717)
			$(13,131,031)	$(44,838)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$20,397
Total Asset Derivatives		$20,397
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$44,838
Total Liability Derivatives		$44,838

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(596,990)	$(596,990)
Interest rate contracts	285,206	—	285,206
Total	$285,206	$(596,990)	$(311,784)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,746
Total	$8,746

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
	United States: 0.6%
MXN 11,000,000	General Electric Co., 8.500%, 04/06/18	$594,711	0.6
	Total Corporate Bonds/Notes (Cost $777,474)	594,711	0.6
FOREIGN GOVERNMENT BONDS: 81.8%
	Argentina: 1.0%
ARS 12,500,000	Republic of Argentina, 18.200%-21.200%, 09/19/18-10/03/21	858,799	1.0
	Brazil: 8.1%
BRL 180,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	57,538	0.0
BRL 13,199,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,243,955	4.6
BRL 6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,169,146	2.4
BRL 3,050,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	974,074	1.1
		7,444,713	8.1
	Chile: 0.6%
CLP 285,000,000	Bonos Tesoreria Pesos, 4.500%, 02/28/21	449,111	0.5
CLP 54,000,000	Chile Government International Bond, 5.500%, 08/05/20	86,425	0.1
		535,536	0.6
	Colombia: 8.7%
COP 3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,400,427	1.5
COP 6,153,200,000	Colombian TES, 7.000%, 09/11/19	2,192,389	2.4
COP 2,700,000,000	Colombian TES, 7.000%, 05/04/22	975,092	1.1
COP 3,174,000,000	Colombian TES, 7.500%, 08/26/26	1,170,408	1.3
COP 5,306,000,000	Colombian TES, 10.000%, 07/24/24	2,218,209	2.4
		7,956,525	8.7
	Hungary: 4.4%
HUF 247,500,000	Hungary Government Bond, 3.500%, 06/24/20	926,808	1.0
HUF 320,010,000	Hungary Government Bond, 6.000%, 11/24/23	1,340,425	1.5
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Hungary (continued)
HUF 150,000,000	Hungary Government Bond, 6.500%, 06/24/19	$589,676	0.6
HUF 273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,176,935	1.3
		4,033,844	4.4
	Indonesia: 10.0%
IDR 1,190,000,000	Indonesia Treasury Bond, 8.375%, 09/15/26	97,206	0.1
IDR 5,764,000,000	Indonesia Treasury Bond, 5.625%, 05/15/23	405,802	0.4
IDR 10,950,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	828,718	0.9
IDR 10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	750,439	0.8
IDR 13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,103,357	1.2
IDR 15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,148,934	1.3
IDR 17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,368,081	1.5
IDR 15,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,195,452	1.3
IDR 16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,334,216	1.5
IDR 9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	887,043	1.0
		9,119,248	10.0
	Malaysia: 5.7%
MYR 8,668,000	Malaysia Government Bond, 3.480%, 03/15/23	1,906,312	2.1
MYR 7,010,000	Malaysia Government Bond, 3.955%, 09/15/25	1,557,815	1.7
MYR 7,698,000	Malaysia Government Bond, 3.418%-4.498%, 03/31/20-04/15/30	1,739,478	1.9
		5,203,605	5.7
	Mexico: 4.9%
MXN 7,220,000	Mexican Bonos, 7.750%, 05/29/31	401,179	0.5
MXN 890,000	Mexican Bonos, 8.500%, 05/31/29	52,557	0.1
MXN 19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,130,663	1.2
MXN 45,656,800	Mexican Bonos, 10.000%, 12/05/24	2,871,168	3.1
		4,455,567	4.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Peru: 2.9%
PEN 4,650,000	Peruvian Government International Bond, 6.350%, 08/12/28	$1,457,977	1.6
PEN 3,000,000	Peruvian Government International Bond, 8.200%, 08/12/26	1,090,396	1.2
PEN 405,000 #	Peruvian Government International Bond, 7.840%, 08/12/20	136,956	0.1
		2,685,329	2.9
	Philippines: 0.6%
PHP 26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	504,714	0.6
	Poland: 4.8%
PLN 2,525,000	Republic of Poland Government Bond, 3.250%, 07/25/25	635,532	0.7
PLN 9,300,000	Republic of Poland Government Bond, 4.000%, 10/25/23	2,475,146	2.7
PLN 2,587,000	Republic of Poland Government Bond, 5.250%, 10/25/20	713,925	0.8
PLN 2,390,000	Republic of Poland Government Bond, 1.750%-5.500%, 10/25/19-07/25/21	602,114	0.6
		4,426,717	4.8
	Romania: 2.3%
RON 2,560,000	Romania Government Bond, 5.850%, 04/26/23	688,121	0.8
RON 1,850,000	Romania Government Bond, 5.950%, 06/11/21	491,335	0.5
RON 3,880,000	Romania Government Bond, 3.500%, 12/19/22	929,034	1.0
		2,108,490	2.3
	Russia: 8.1%
RUB 68,400,000	Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,166,790	1.3
RUB 76,200,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,319,803	1.4
RUB 96,100,000	Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,652,522	1.8
RUB 38,400,000	Russian Federal Bond - OFZ, 7.000%, 08/16/23	654,330	0.7
RUB 40,000,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	702,895	0.8
RUB 61,500,000	Russian Federal Bond - OFZ, 7.500%-7.600%, 02/27/19-07/20/22	1,084,695	1.2
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Russia (continued)
RUB 47,000,000	Russian Federal Bond - OFZ, 7.750%, 09/16/26	$831,389	0.9
		7,412,424	8.1
	South Africa: 6.4%
ZAR 1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	131,598	0.1
ZAR 16,574,000	Republic of South Africa Government Bond, 8.500%, 01/31/37	1,108,677	1.2
ZAR 5,829,000	Republic of South Africa Government Bond, 9.000%, 01/31/40	406,545	0.5
ZAR 15,303,122	Republic of South Africa Government Bond, 6.250%, 03/31/36	812,716	0.9
ZAR 17,000,000	Republic of South Africa Government Bond, 8.000%, 01/31/30	1,150,939	1.3
ZAR 500,000	Republic of South Africa Government Bond, 8.875%, 02/28/35	35,121	0.0
ZAR 26,950,000	Republic of South Africa Government Bond, 10.500%, 12/21/26	2,223,093	2.4
		5,868,689	6.4
	Supranational: 4.2%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/20	522,566	0.6
ZAR 8,000,000	European Investment Bank, 9.000%, 12/21/18	605,773	0.7
ZAR 12,460,000	European Investment Bank, 9.000%, 03/31/21	956,586	1.0
ZAR 16,840,000	European Investment Bank, 8.125%-8.500%, 07/29/22-12/21/26	1,227,276	1.3
ZAR 7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	551,438	0.6
		3,863,639	4.2
	Thailand: 4.8%
THB 57,450,000	Thailand Government Bond, 3.625%, 06/16/23	1,800,947	2.0
THB 35,755,000	Thailand Government Bond, 3.850%, 12/12/25	1,144,018	1.2
THB 41,540,000	Thailand Government Bond, 4.875%, 06/22/29	1,452,587	1.6
		4,397,552	4.8
	Turkey: 4.3%
TRY 4,665,000	Turkey Government Bond, 8.000%, 03/12/25	1,101,286	1.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Turkey (continued)
TRY 2,700,000	Turkey Government Bond, 8.700%, 07/11/18	$723,390	0.8
TRY 5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,308,314	1.4
TRY 3,060,000	Turkey Government Bond, 7.100%-10.500%, 01/15/20-09/27/23	801,964	0.9
		3,934,954	4.3
	Total Foreign Government Bonds (Cost $81,086,358)	74,810,345	81.8
	Total Long-Term Investments (Cost $81,863,832)	75,405,056	82.4
SHORT-TERM INVESTMENTS: 14.9%
	Corporate Bonds/Notes: 0.7%
BRL 2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17 (Cost $632,567)	635,981	0.7
	Commercial Paper: 9.3%
900,000	Campbell Soup, 1.160%, 04/12/17	899,659	1.0
900,000	Du Ponte, 1.200%, 04/24/17	899,294	1.0
900,000	Exelon Generation, 1.160%, 04/11/17	899,687	1.0
900,000	Hewlett Packard, 0.830%, 04/17/17	899,654	1.0
900,000	Kroger, 1.120%, 04/03/17	899,917	1.0
900,000	Medtronic Global, 1.170%, 05/01/17	899,115	1.0
700,000	National Grid, 1.280%, 05/10/17	699,022	0.7
900,000	NBC Universal, 1.250%, 04/27/17	899,177	1.0
1,500,000	Sumitomo Mitsui, 0.920%, 04/20/17	1,499,248	1.6
		8,494,773	9.3
	Foreign Government Bonds: 0.6%
IDR 7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17 (Cost $578,860)	565,499	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.3%
3,894,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%†† (Cost $3,894,000)	3,894,000	4.3
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $13,600,270)	$13,590,253	14.9
Total Investments in Securities (Cost $95,464,102)	$88,995,309	97.3
Assets in Excess of Other Liabilities	2,504,204	2.7
Net Assets	$91,499,513	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ARS
Argentine Peso

BRL
Brazilian Real

CLP
Chilean Peso

COP
Colombian Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

ZAR
South African Rand

Cost for federal income tax purposes is $95,687,852.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,917,270
Gross Unrealized Depreciation	(8,609,813)
Net Unrealized Depreciation	$(6,692,543)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	81.8%
Industrial	0.6
Short-Term Investments	14.9
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$594,711	$—	$594,711
Short-Term Investments	3,894,000	9,696,253	—	13,590,253
Foreign Government Bonds	—	74,810,345	—	74,810,345
Total Investments, at fair value	$3,894,000	$85,101,309	$—	$88,995,309
Other Financial Instruments+
Centrally Cleared Swaps	—	39,237	—	39,237
Forward Foreign Currency Contracts	—	495,945	—	495,945
Futures	1,656	—	—	1,656
OTC Swaps	—	10,284	—	10,284
Total Assets	$3,895,656	$85,646,775	$—	$89,542,431
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(3,221)	$—	$(3,221)
Forward Foreign Currency Contracts	—	(317,238)	—	(317,238)
Futures	(1,799)	—	—	(1,799)
Total Liabilities	$(1,799)	$(320,459)	$—	$(322,258)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	South African Rand	3,293,206	Buy	04/07/17	$257,945	$245,337	$(12,608)
Bank of America N.A.	Mexican Peso	1,740,867	Buy	05/19/17	90,992	92,326	1,334
The Bank of New York Mellon	Brazilian Real	2,646,735	Buy	05/19/17	838,503	836,613	(1,890)
The Bank of New York Mellon	Indonesian Rupiah	2,126,377,589	Buy	06/16/17	158,685	158,758	73
The Bank of New York Mellon	Thai Baht	12,500,661	Buy	06/16/17	356,550	363,582	7,032
Barclays Bank PLC	Polish Zloty	15,169,518	Buy	04/07/17	3,829,238	3,825,058	(4,180)
Barclays Bank PLC	Russian Ruble	4,051,661	Buy	04/07/17	69,419	71,944	2,525
Barclays Bank PLC	Turkish Lira	1,858,750	Buy	04/07/17	506,828	510,989	4,161
Barclays Bank PLC	Polish Zloty	1,233,387	Buy	04/07/17	303,491	311,004	7,513
Barclays Bank PLC	Brazilian Real	2,455,733	Buy	05/19/17	766,124	776,239	10,115
BNP Paribas	Polish Zloty	7,205,379	Buy	04/07/17	1,769,006	1,816,867	47,861
BNP Paribas	South African Rand	4,117,759	Buy	04/07/17	302,555	306,764	4,209
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas	Mexican Peso	33,991,655	Buy	05/19/17	1,626,259	1,802,729	176,470
BNP Paribas	Malaysian Ringgit	10,157,605	Buy	06/16/17	2,265,047	2,279,843	14,796
Citibank N.A.	EU Euro	3,742,153	Buy	04/07/17	4,005,797	3,992,678	(13,119)
Citibank N.A.	Hungarian Forint	107,914,436	Buy	04/07/17	372,928	373,070	142
Citibank N.A.	Turkish Lira	5,198,409	Buy	04/07/17	1,360,931	1,429,094	68,163
Deutsche Bank AG	Hungarian Forint	54,295,411	Buy	04/07/17	187,917	187,704	(213)
Goldman Sachs International	Romanian New Leu	2,533,755	Buy	04/07/17	597,301	593,608	(3,693)
HSBC Bank USA N.A.	Turkish Lira	4,713,718	Buy	04/07/17	1,304,772	1,295,848	(8,924)
HSBC Bank USA N.A.	Romanian New Leu	181,278	Buy	04/07/17	43,351	42,470	(881)
JPMorgan Chase Bank N.A.	Mexican Peso	54,038,148	Buy	05/19/17	2,845,790	2,865,885	20,095
JPMorgan Chase Bank N.A.	Russian Ruble	11,616,962	Buy	04/07/17	191,000	206,279	15,279
JPMorgan Chase Bank N.A.	South African Rand	2,001,373	Buy	04/07/17	147,000	149,098	2,098
JPMorgan Chase Bank N.A.	Colombian Peso	1,505,400,000	Buy	05/19/17	520,000	520,320	320
Standard Chartered Bank	Turkish Lira	3,269,303	Buy	04/07/17	900,824	898,764	(2,060)
BNP Paribas	Thai Baht	65,355,309	Buy	06/16/17	1,862,176	1,900,865	38,689
							$373,307
Bank of America N.A.	South African Rand	5,251,650	Sell	04/07/17	$399,503	$391,237	$8,266
Barclays Bank PLC	South African Rand	6,524,199	Sell	04/07/17	513,558	486,039	27,519
Barclays Bank PLC	South African Rand	2,934,006	Sell	04/07/17	219,813	218,577	1,236
Barclays Bank PLC	Russian Ruble	33,934,129	Sell	04/07/17	557,811	602,559	(44,748)
Barclays Bank PLC	Colombian Peso	847,736,496	Sell	05/19/17	284,094	293,008	(8,914)
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	06/16/17	168,702	170,700	(1,998)
BNP Paribas	Turkish Lira	1,661,105	Sell	04/07/17	441,718	456,654	(14,936)
BNP Paribas	Russian Ruble	22,547,607	Sell	04/07/17	383,827	400,371	(16,544)
BNP Paribas	Turkish Lira	262,555	Sell	04/07/17	71,701	72,179	(478)
BNP Paribas	South African Rand	5,667,047	Sell	04/07/17	431,928	422,183	9,745
BNP Paribas	Brazilian Real	2,831,659	Sell	05/19/17	896,662	895,066	1,596
BNP Paribas	Indonesian Rupiah	4,856,570,310	Sell	06/16/17	357,996	362,597	(4,601)
BNP Paribas	Indonesian Rupiah	4,052,314,140	Sell	06/16/17	298,667	302,550	(3,883)
BNP Paribas	South Korean Won	7,227,264	Sell	06/16/17	6,245	6,472	(227)
Citibank N.A.	Polish Zloty	3,128,580	Sell	04/07/17	772,949	788,885	(15,936)
Citibank N.A.	Peruvian Nuevo Sol	1,467,440	Sell	05/19/17	442,000	449,750	(7,750)
Citibank N.A.	Chilean Peso	286,436,665	Sell	05/19/17	440,672	433,124	7,548
Citibank N.A.	Peruvian Nuevo Sol	2,287,752	Sell	05/19/17	688,149	701,164	(13,015)
Deutsche Bank AG	EU Euro	1,867,820	Sell	04/07/17	2,000,000	1,992,864	7,136
Deutsche Bank AG	EU Euro	163,434	Sell	04/07/17	175,000	174,376	624
Deutsche Bank AG	South African Rand	3,869,142	Sell	04/07/17	286,654	288,243	(1,589)
Deutsche Bank AG	Romanian New Leu	736,429	Sell	04/07/17	173,929	172,530	1,399
HSBC Bank USA N.A.	South African Rand	2,228,614	Sell	04/07/17	169,598	166,027	3,571
HSBC Bank USA N.A.	EU Euro	1,710,898	Sell	04/07/17	1,825,000	1,825,438	(438)
HSBC Bank USA N.A.	Polish Zloty	1,685,775	Sell	04/07/17	416,292	425,075	(8,783)
HSBC Bank USA N.A.	Russian Ruble	63,676,864	Sell	04/07/17	1,057,622	1,130,691	(73,069)
JPMorgan Chase Bank N.A.	Turkish Lira	1,664,254	Sell	04/07/17	441,718	457,520	(15,802)
JPMorgan Chase Bank N.A.	Chilean Peso	436,623,924	Sell	05/19/17	665,839	660,224	5,615
JPMorgan Chase Bank N.A.	Mexican Peso	5,041,077	Sell	05/19/17	249,934	267,351	(17,417)
JPMorgan Chase Bank N.A.	Colombian Peso	7,236,444,188	Sell	05/19/17	2,481,634	2,501,176	(19,542)
Morgan Stanley	Hungarian Forint	46,456,066	Sell	04/07/17	161,418	160,603	815
							$(194,600)

At March 31, 2017, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	06/20/17	$150,844	$97
U.S. Treasury Ultra 10-Year Note	2	06/21/17	267,781	1,559
			$418,625	$1,656

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(2)	06/21/17	(249,125)	(246)
U.S. Treasury 2-Year Note	(3)	06/30/17	(649,359)	(615)
U.S. Treasury 5-Year Note	(3)	06/30/17	(353,180)	(522)
U.S. Treasury Ultra Long Bond	(1)	06/21/17	(160,625)	(416)
			$(1,412,289)	$(1,799)

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.235% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	03/22/22	MXN 57,000,000	$5,627	$5,829
Receive a fixed rate equal to 2.540% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	03/21/22	PLN 12,700,000	27,820	27,876
Receive a fixed rate equal to 7.430% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX	LCH.Clearnet	01/20/19	ZAR 50,000,000	4,913	5,532
Receive a floating rate based on the 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 8.170%	LCH.Clearnet	01/20/27	ZAR 13,000,000	(2,321)	(3,221)
				$36,039	$36,016

At March 31, 2017, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	$10,284	$—	$10,284
			$10,284	$—	$10,284

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$495,945
Interest rate contracts	Net Assets — Unrealized appreciation*	1,656
Interest rate contracts	Net Assets — Unrealized appreciation**	39,237
Interest rate contracts	Unrealized appreciation on OTC swap agreements	10,284
Total Asset Derivatives		$547,122
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$317,238
Interest rate contracts	Net Assets — Unrealized depreciation*	1,799
Interest rate contracts	Net Assets — Unrealized depreciation**	3,221
Total Liability Derivatives		$322,258

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2017 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$94,412	$—	$—	$94,412
Interest rate contracts	—	1,958	(2,730)	(772)
Total	$94,412	$1,958	$(2,730)	$93,640

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$(56,080)	$—	$—	$(56,080)
Interest rate contracts	—	(227)	47,128	46,901
Total	$(56,080)	$(227)	$47,128	$(9,179)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$9,600	$53,069	$293,366	$75,853	$9,159	$—	$3,571	$43,407	$815	$—	$7,105	$495,945
OTC Interest rate swaps	—	10,284	—	—	—	—	—	—	—	—	—	10,284
Total Assets	$9,600	$63,353	$293,366	$75,853	$9,159	$—	$3,571	$43,407	$815	$—	$7,105	$506,229
Liabilities:
Forward foreign currency contracts	$12,608	$59,840	$40,669	$49,820	$1,802	$3,693	$92,095	$52,761	$—	$2,060	$1,890	$317,238
Total Liabilities	$12,608	$59,840	$40,669	$49,820	$1,802	$3,693	$92,095	$52,761	$—	$2,060	$1,890	$317,238
Net OTC derivative instruments by counterparty, at fair value	$(3,008)	$3,513	$252,697	$26,033	$7,357	$(3,693)	$(88,524)	$(9,354)	$815	$(2,060)	$5,215	$188,991
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$(252,697)	$—	$—	$—	$—	$—	$—	$—	$—	$(252,697)
Net Exposure(1)(2)	$(3,008)	$3,513	$—	$26,033	$7,357	$(3,693)	$(88,524)	$(9,354)	$815	$(2,060)	$5,215	$(63,706)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At March 31, 2017, the Fund had received $270,000 in cash collateral from BNP Paribas. Excess cash collateral is not disclosed for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.5%
		United States: 35.5%
1,277,089		Alternative Loan Trust 2004-32CB, 1.382%, 02/25/35	$1,116,740	0.4
906,008		Alternative Loan Trust 2004-J7 MI, 2.002%, 10/25/34	762,440	0.3
4,926,495		Alternative Loan Trust 2005-10CB 1A1, 1.482%, 05/25/35	3,921,444	1.4
810,645		Alternative Loan Trust 2005-31 1A1, 1.262%, 08/25/35	636,686	0.2
577,734		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	533,668	0.2
1,034,307		Alternative Loan Trust 2005-J2 1A12, 1.382%, 04/25/35	832,157	0.3
635,079		Alternative Loan Trust 2006-19CB A12, 1.382%, 08/25/36	423,841	0.2
1,162,138		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	844,474	0.3
870,131		Alternative Loan Trust 2007-18CB, 1.452%, 08/25/37	491,744	0.2
2,370,267		Alternative Loan Trust 2007-OA4, 1.152%, 05/25/47	2,077,459	0.7
620,051		Bear Stearns ALT-A Trust 2005-10 21A1, 3.240%, 01/25/36	567,412	0.2
321,907		Bear Stearns ALT-A Trust 2005-4 23A1, 3.404%, 05/25/35	311,688	0.1
924,799		Bear Stearns ALT-A Trust 2005-7 21A1, 3.301%, 09/25/35	864,731	0.3
2,964,423		Bear Stearns ALT-A Trust 2005-9 26A1, 3.220%, 11/25/35	2,374,486	0.9
684,925	#	Bellemeade Re Ltd. 2015-1A M2, 5.282%, 07/25/25	689,107	0.2
846,802		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.097%, 11/25/34	832,568	0.3
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,161,346		CHL Mortgage Pass- Through Trust 2006-1 A2, 6.000%, 03/25/36	$981,526	0.4
949,580		CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/37	860,799	0.3
888,725		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.497%, 03/25/36	789,066	0.3
465,624		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.365%, 09/25/37	401,060	0.1
1,313,173	#	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.980%, 08/25/36	1,206,570	0.4
751,428		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.067%, 08/25/35	732,883	0.3
2,128,242		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	2,110,431	0.8
399,944		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	348,024	0.1
610,930	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.035%, 06/27/37	617,289	0.2
4,966,162		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.258%, 08/19/45	4,106,631	1.5
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.232%, 04/25/29	1,166,408	0.4
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.982%, 07/25/25	550,478	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.232%, 01/25/29	3,188,580	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.432%, 01/25/29	3,209,207	1.2
2,500,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.532%, 07/25/29	2,533,318	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.582%, 04/25/24	$536,426	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.532%, 10/25/24	1,078,938	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.732%, 10/25/24	1,104,472	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.682%, 04/25/28	551,784	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.782%, 05/25/28	552,076	0.2
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.532%, 07/25/28	851,114	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.632%, 10/25/28	3,255,678	1.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.982%, 12/25/28	3,315,812	1.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.532%, 08/25/29	1,101,957	0.4
5,783,675		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.192%, 02/25/46	4,628,267	1.7
700,699	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.034%, 03/26/36	683,190	0.2
1,175,881		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,034,941	0.4
348,786		JP Morgan Mortgage Trust 2007-A3 1A1, 3.536%, 05/25/37	325,237	0.1
1,893,734		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,535,341	0.6
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
403,468		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.362%, 08/25/35	$391,169	0.1
271,997		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.978%, 02/25/35	267,559	0.1
2,000,000	#	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,875,923	0.7
396,132		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	350,804	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.182%, 09/25/35	787,334	0.3
5,685,396		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,972,804	1.1
6,825,968		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,581,583	1.6
2,861,923		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.784%, 09/25/35	2,837,716	1.0
778,642		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.879%, 12/25/35	753,079	0.3
1,142,218		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.880%, 09/25/36	1,076,434	0.4
696,135		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.662%, 11/25/36	625,513	0.2
1,026,365		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.771%, 12/25/36	885,868	0.3
557,910		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.705%, 12/25/36	517,048	0.2
1,767,959		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.717%, 12/25/36	1,630,789	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,224,168	WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.872%, 08/25/36	$1,109,204	0.4
743,878	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.039%, 02/25/37	676,064	0.2
1,071,096	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 3.088%, 02/25/37	1,012,490	0.4
758,693	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.770%, 12/25/36	719,752	0.3
845,984	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	784,272	0.3
643,384	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	599,936	0.2
1,172,476	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,097,667	0.4
1,126,455	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.212%, 01/25/47	936,849	0.3
470,544	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1, 6.250%, 07/25/37	445,873	0.2
1,110,619	Wells Fargo Mortgage Backed Securities 2006-8 A18 Trust, 6.000%, 07/25/36	1,121,489	0.4
404,346	Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.338%, 04/25/36	372,111	0.1
507,720	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.101%, 05/25/36	485,434	0.2
2,316,729	Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.150%, 12/28/37	2,151,097	0.8
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
96,750	#	Wells Fargo Mortgage Backed Securities Trust 2008-1R A1, 3.058%, 06/26/35	$96,392	0.0
6,858,074		Other Securities	6,244,069	2.3
		Total Collateralized Mortgage Obligations (Cost $96,877,689)	98,044,470	35.5
ASSET-BACKED SECURITIES: 35.7%
		Cayman Islands: 13.2%
2,000,000	#	Apidos CLO XIV 2013-14A D, 4.523%, 04/15/25	1,991,878	0.7
2,850,000	#	Apidos CLO XVIII 2014-18A D, 6.241%, 07/22/26	2,804,944	1.0
3,000,000	#	Ares XXVIII CLO Ltd. 2013-3A DR, 10/17/24	3,000,000	1.1
2,500,000	#	Babson CLO Ltd. 2013-IIA C, 4.274%, 01/18/25	2,492,525	0.9
3,000,000	#	Bowman Park CLO Ltd. 2014-1A E, 6.453%, 11/23/25	2,973,915	1.1
3,050,000	#	Carlyle Global Market Strategies CLO Ltd. 2013-2A D, 4.774%, 04/18/25	3,050,134	1.1
2,000,000	#	Dryden Senior Loan Fund 2014-31A DR, 04/18/26	2,000,880	0.7
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 5.023%, 01/15/25	1,000,857	0.4
500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.773%, 07/15/25	498,612	0.2
2,500,000	#	Flatiron CLO Ltd. 2007-1A D, 3.623%, 10/15/21	2,500,173	0.9
1,000,000	#	LCM L.P. 17A E, 5.773%, 10/15/26	972,917	0.3
213,621	#	Madison Park Funding IV Ltd. 2007-4A E, 4.756%, 03/22/21	216,940	0.1
500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.282%, 07/26/21	500,503	0.2
3,000,000	#	Madison Park Funding XIII Ltd. 2014-13A DR, 4.148%, 01/19/25	3,000,141	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
1,000,000	#	Madison Park Funding XIV Ltd. 2014-14A D, 4.630%, 07/20/26	$1,000,023	0.3
1,150,000	#	Octagon Investment Partners XIV Ltd. 2012-1A C, 5.023%, 01/15/24	1,151,313	0.4
3,000,000	#	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.373%, 07/17/25	2,962,137	1.1
250,000	#	Telos CLO 2007-2A D, 3.223%, 04/15/22	254,596	0.1
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.659%, 06/10/25	4,091,031	1.5
			36,463,519	13.2
		United States: 22.5%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,054,540	0.4
1,108,107	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	—	—
1,750,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,827,708	0.6
2,464,055	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	—	—
1,500,000		BlueMountain CLO Ltd. 2016 2013-4A DR, 4.310%, 07/16/17	1,500,000	0.5
811,464	#	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	752,646	0.3
2,748,000	#	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,706,197	1.0
711,510	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	688,351	0.2
1,920,000	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	1,922,825	0.7
1,000,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	984,122	0.4
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 3.800%, 01/25/41	1,964,423	0.7
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 4.390%, 01/25/41	1,848,490	0.7
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
4,547,361		GSAA Home Equity Trust 2006-14, 1.232%, 09/25/36	$2,750,937	1.0
1,751,964	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,783,262	0.6
3,710,507	#	HERO Funding Trust 2016-3, 3.080%, 09/20/42	3,748,800	1.4
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 4.093%, 06/17/32	1,009,641	0.4
1,000,000		Madison Park Funding Ltd. 2007-6X E, 6.282%, 07/26/21	1,001,782	0.4
101,777	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	102,184	0.0
1,080,000	#	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,066,258	0.4
3,800,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,882,946	1.4
5,000,000		Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	5,099,189	1.9
1,773,000	#	SMB Private Education Loan Trust 2014-A, 4.500%, 09/15/45	1,615,165	0.6
1,000,000	#	SMB Private Education Loan Trust 2017-A, 3.500%, 06/17/41	969,090	0.3
757,828	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	757,374	0.3
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,021,304	0.4
4,000,000	#	Sofi Consumer Loan Program 2016-3 LLC, 4.490%, 12/26/25	4,046,752	1.5
2,000,000	#	Sofi Consumer Loan Program 2017-1 B LLC, 4.730%, 01/26/26	2,021,074	0.7
1,665,415	#	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,674,777	0.6
815,705	#	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	820,377	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,600,000	#	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	$1,621,488	0.6
1,525,000	#	SoFi Professional Loan Program 2017-A LLC, 4.430%, 03/26/40	1,537,248	0.5
3,265,000	#	Sofi Professional Loan Program 2016-E LLC, 4.430%, 10/25/41	3,290,115	1.2
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	566,531	0.2
6,713,215		Other Securities	6,270,836	2.3
			61,906,432	22.5
		Total Asset-Backed Securities (Cost $97,875,196)	98,369,951	35.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 23.7%
		United States: 23.7%
750,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.761%, 06/10/49	751,899	0.3
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.761%, 06/10/49	1,994,805	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.961%, 02/10/51	810,731	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	838,451	0.3
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.805%, 02/13/42	1,980,550	0.7
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.716%, 04/12/38	2,116,709	0.8
12,098,733 ^		Citigroup Commercial Mortgage Trust 2016-C3, 1.220%, 11/15/49	953,774	0.3
785,296		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	801,932	0.3
11,232,908 ^		COMM 2012-CR5 XA, 1.737%, 12/10/45	721,441	0.2
13,920,000	#,^	COMM 2014-CCRE21 XE Mortgage Trust, 1.417%, 12/10/47	1,127,230	0.4
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
5,000,000		COMM 2015-PC1 C, 4.442%, 07/10/50	$4,316,243	1.6
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	1,984,525	0.7
4,874,000	#	DBJPM 16-C3 E Mortgage Trust, 4.245%, 09/10/49	3,233,891	1.2
660,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	515,340	0.2
1,011,260	#,^	DBUBS 2011-LC1A XA, 0.746%, 11/10/46	20,828	0.0
2,000,000	#	EQTY 2014-INNS Mortgage Trust, 4.297%, 05/08/31	1,991,540	0.7
6,669,157 ^		Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.375%, 02/25/20	927,612	0.4
31,400,000 ^		Freddie Mac Multifamily Structured Pass Through Certificates K717 X3, 1.625%, 11/25/42	2,020,775	0.7
19,741,875 ^		Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.084%, 08/25/26	1,444,823	0.5
3,307,000 ^		Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	357,957	0.1
160,388,405	#,^	FREMF 2012-K23 Mortgage Trust, 0.125%, 10/25/45	892,032	0.3
55,221,030	#,^	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	352,051	0.2
140,043	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.463%, 05/10/43	139,494	0.0
1,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	946,807	0.3
1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	961,754	0.4
3,550,454	#,^	GS Mortgage Securities Trust 2011-GC5 XA, 1.364%, 08/10/44	172,904	0.1
25,080,991 ^		GS Mortgage Securities Trust 2013-GCJ14 XA, 0.769%, 08/10/46	841,615	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
1,500,000	#	GS Mortgage Securities Trust 2016-GS4 E, 3.804%, 11/10/49	$996,895	0.4
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	958,601	0.4
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.662%, 10/15/33	2,036,199	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	2,043,988	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, 5.337%, 05/15/47	1,978,073	0.7
1,781,184	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,785,302	0.7
46,979,000	#,^	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	1,480,618	0.5
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,910,638	0.7
2,000,000	#	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	1,997,009	0.7
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.039%, 09/12/42	1,044,043	0.4
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.645%, 08/15/45	740,908	0.3
365,496		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	362,671	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	173,534	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.599%, 06/12/47	1,972,763	0.7
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.303%, 10/15/42	$4,877,872	1.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-T29 D, 6.301%, 01/11/43	1,490,238	0.5
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.433%, 09/15/47	673,020	0.2
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	317,830	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,933,931	0.7
1,391,208		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1,396,425	0.5
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.053%, 02/15/51	1,003,687	0.4
9,829,486 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.566%, 01/15/59	897,939	0.3
1,700,279	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.376%, 03/15/48	91,644	0.1
		Total Commercial Mortgage- Backed Securities (Cost $65,562,946)	65,381,541	23.7
		Total Long-Term Investments (Cost $260,315,831)	261,795,962	94.9
SHORT-TERM INVESTMENTS: 6.3%
		Commercial Paper: 2.1%
800,000		Crown Point Capital, 0.990%,05/08/17	799,180	0.3
1,600,000		Eaton Corp, 1.140%, 04/06/17	1,599,703	0.6
600,000		Enterprise, 1.130%, 04/04/17	599,926	0.2
1,222,000		Ford Motors, 1.120%, 04/10/17	1,221,626	0.4
1,000,000		Medtronic, 1.110%, 04/04/17	999,879	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
400,000		Thunder Bay, 1.000%, 05/10/17	$399,566	0.2
			5,619,880	2.1
		U.S. Government Agency Obligations: 2.1%
5,800,000	Z	Fannie Mae Discount Notes, 0.610%, 04/26/17 (Cost $5,797,563)	5,797,483	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
5,807,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%†† (Cost $5,807,000)	5,807,000	2.1
	Total Short-Term Investments (Cost $17,224,601)	17,224,363	6.3
	Total Investments in Securities (Cost $277,540,432)	$279,020,325	101.2
	Liabilities in Excess of Other Assets	(3,288,658)	(1.2)
	Net Assets	$275,731,667	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,043,734
Gross Unrealized Depreciation	(2,563,841)
Net Unrealized Appreciation	$1,479,893

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	35.5%
Other Asset-Backed Securities	23.9
Commercial Mortgage-Backed Securities	23.7
Student Loan Asset-Backed Securities	8.1
Automobile Asset-Backed Securities	2.3
Home Equity Asset-Backed Securities	1.4
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$98,044,470	$—	$98,044,470
Short-Term Investments	5,807,000	11,417,363	—	17,224,363
Asset-Backed Securities	—	98,369,951	—	98,369,951
Commercial Mortgage-Backed Securities	—	65,381,541	—	65,381,541
Total Investments, at fair value	$5,807,000	$273,213,325	$—	$279,020,325
Other Financial Instruments+
Futures	175,589	—	—	175,589
Total Assets	$5,982,589	$273,213,325	$—	$279,195,914

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2017 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Liabilities Table
Other Financial Instruments+
Futures	$(6,340)	$—	$—	$(6,340)
Total Liabilities	$(6,340)	$—	$—	$(6,340)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	58	06/30/17	$12,554,281	$11,666
U.S. Treasury 5-Year Note	61	06/30/17	7,181,320	467
U.S. Treasury Long Bond	98	06/20/17	14,782,688	9,460
U.S. Treasury Ultra 10-Year Note	169	06/21/17	22,627,516	135,005
U.S. Treasury Ultra Long Bond	34	06/21/17	5,461,250	18,991
			$62,607,055	$175,589
Short Contracts
U.S. Treasury 10-Year Note	(7)	06/21/17	(871,937)	(6,340)
			$(871,937)	$(6,340)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$175,589
Total Asset Derivatives		$175,589
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$6,340
Total Liability Derivatives		$6,340

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,266,482)
Total	$(2,266,482)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$199,450
Total	$199,450

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2017 were as follows:
Fund Name	Type	Per Share Amount
Voya Emerging Markets Corporate Debt Fund
Class P	NII	$0.5108
Voya Emerging Markets Hard Currency Debt Fund
Class P	NII	$0.5538
Class P	ROC	$0.0253
Voya Emerging Markets Local Currency Debt Fund
Class P	ROC	$0.2316
Voya Securitized Credit Fund
Class A	NII	$0.4384
Class I	NII	$0.4727
Class P	NII	$0.5228
All Classes	STCG	$0.0097
All Classes	LTCG	$0.0205

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
ROC – Return of capital
Voya Securitized Credit Fund designates $541,435 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Trustee	July 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston, MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Chairperson Trustee	January 2014 – Present May 2007 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 75	Trustee	October 2007 – Present	Retired.	151	None.
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2013 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	May 2007 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	October 2015 – Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 – September 2012).	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Retired.	151	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee	May 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 – Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – Present); and Voya Investment Trust Co. (April 2009 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2017.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	President and Chief Executive Officer	March 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Executive Vice President	March 2007 – Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January
2007 – April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Executive Vice President Chief Investment Risk Officer	March 2007 – Present September 2009 – Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	March 2007 – Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President and Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present). Formerly, Assistant Vice President – Director, Voya Funds Services, LLC (March 2003 – March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 39	Vice President	September 2016 – Present	Vice President, Head of Fund Compliance, Voya Investments LLC, and Chief Compliance Officer for Voya Investments, LLC and Directed Services, LLC (June 2016 – Present). Formerly, Vice President, Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present). Formerly, Treasurer, Voya Family of Funds (November 1999 – February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 41	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	March 2007 – Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 – Present). Formerly Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Secretary	March 2007 – Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Assistant Secretary	March 2007 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT Management Contracts AND SUB-ADVISORY CONTRACTS
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund (collectively, the “Funds”), as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Funds’ existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Adviser”) and the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Trustees also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees.
At its October 18, 2016 meeting, the Board, including the Independent Trustees, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Trustees voted to renew the Management Contracts and
Sub-Advisory Contracts for the Funds effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (the “Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of each Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for the Voya funds, including the Funds’ existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Trustees and the appointment and election of new Trustees. In addition, the Independent Trustees have reviewed and refined the renewal and approval process at least annually in order to make revised requests for

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

information from Management and address certain unique characteristics related to new or existing Voya funds.
The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and each Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and the Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged a Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where a Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request, and Management provides, certain information that the Independent Trustees deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees in developing and determining a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on each Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Trustees review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of investment management and sub-advisory arrangements (including the Funds’ Management and Sub-Advisory Contracts). The Independent Trustees have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Funds for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends and considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Funds’ Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-Adviser. This included information regarding the Adviser and the Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Funds. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Funds. The Adviser conducts day-to-day oversight of the Funds’ operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include, among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Funds.
The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for each Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which each Fund’s Selected Peer Group was selected and how profitability was determined; (4) responses from the Adviser and the Sub-Adviser to the Funds to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and the Sub-Adviser; (7) financial statements for the Adviser and the Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
For each Fund, Class A or Class P shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A or Class P shares generally were selected so that a Fund’s share class with the longest performance history was compared to the analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in each Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.
In arriving at its conclusions with respect to the Management Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Funds and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Funds. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Funds on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of each Fund to its Morningstar category average and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Funds also benefit from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Funds.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.
The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Funds’ performance.
In considering the Funds’ Management Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and the Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Trust’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and the Sub-Adviser, and evaluated the compensation arrangements for each Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Funds (and other relevant funds in the Voya funds) by the Adviser and the Sub-Adviser, and whether those resources are commensurate with the needs of the Funds and are sufficient to provide high-quality services to the Funds. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for each Fund included its investment performance compared to the Fund’s Morningstar category average, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
In addition, the Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis” below.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board also considered that while the Funds do not have advisory fee or sub-advisory fee breakpoints, they do have fee waivers or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports, industry information on this topic and the Funds’ investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and the Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Funds and other institutional clients of the Adviser or the Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Funds, as compared to non-registered investment company clients; market differences in fee rates that existed when a Fund first was organized; differences in the original sponsors of Funds that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered each contractual management fee rate payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual management fees that are paid to the Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Funds, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of each Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Funds. For each Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering management and sub-advisory contracts, the Board noted that, from time to time, at its request, the Adviser has agreed to implement remedial actions regarding certain Voya funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in the sub-adviser or portfolio managers; and strategy modifications.
In making its determinations, the Board based its conclusions as to the reasonableness of the management and sub-advisory fees of the Adviser and the Sub-Adviser primarily on the factors described for each Fund below.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund-by-Fund Analysis
The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its October 18, 2016 and November 17, 2016 meetings in relation to approving each Fund’s Management and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Each Fund’s management fee rates and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.
Voya Emerging Markets Corporate Debt Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Emerging Markets Corporate Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the one-year and three-year periods, and the fourth quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account Management’s representations regarding the competitiveness of the Fund’s management fee.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Hard Currency Debt Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Emerging Markets Hard Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it outperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the one-year and three-year periods, and the third quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Local Currency Debt Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Emerging Markets Local Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the fourth quintile for the one-year period, and the fifth (lowest) quintile for the three-year period. In analyzing this performance data, the Board took into account: (1) Management’s analysis of factors unique to the Fund that may have affected its performance, including the overall underperformance of local currency strategies relative to other emerging market debt strategies over longer time periods; (2) Management’s representations regarding the Fund’s performance vis-à-vis a more representative Morningstar category; (3) Management’s representations regarding the strength of the Fund’s performance during certain periods and that Management expects longer-term performance to improve; and (4) that Management would continue to monitor, and the Board or its Investment Review Committee would periodically review, the Fund’s performance.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and below the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account Management’s representations with respect to the competitiveness of the Fund’s management fee.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the
Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) taking into account that Management will continue to monitor, and the Board or its Investment Review Committee will periodically review, the Fund’s performance, the Fund’s performance is reasonable in the context of all factors considered by the Board and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Securitized Credit Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Securitized Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for the one-year period, but underperformed for the year-to-date period; (2) the Fund outperformed its primary benchmark for the one-year period, but underperformed for the year-to-date period; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the year-to-date period. In analyzing this performance data, the Board took into account that the Fund commenced operations in August 2014, and therefore had a limited operating history for the purpose of analyzing its performance.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) taking into account that the Fund commenced operations in

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

August 2014, and therefore had a limited operating history for the purpose of analyzing the Fund’s performance, it is reasonable to permit the Fund time to establish a longer performance record for the purpose of evaluating investment performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167539         (0317-052417)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Peter S. Drotch, Martin J. Gavin, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Drotch, Mr. Gavin, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $108,825 for the year ended March 31, 2017 and $91,720 for the year ended March 31, 2016.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,625 for the year ended March 31, 2017 and $12,625 for the year ended March 31, 2016.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $42,308 for the year ended March 31, 2017 and $38,021 for the year ended March 31, 2016. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2017 and $0 for the year ended March 31, 2016.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.

The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 11, 2016

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fee Range

Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period

Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

Audit of summary portfolio of investments	√	Not to exceed $565 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund

Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter

Training courses		√	Not to exceed $5,000 per course

For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]

Assistance and advice regarding year-end reporting for 1099’s, as requested	√		As presented to Audit Committee[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period

Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2017 through December 31, 2017

Service	The Fund(s)	Fund Affiliates	Fee Range

Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period

Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:    January 1, 2017 to December 31, 2017

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended March 31, 2017 and March 31, 2016; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2017	2016
Voya Separate Portfolios Trust	$54,933	$50,646
Voya Investments, LLC (1)	$93,000	$178,050

__________________________________

(1) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

Voya Separate Portfolios Trust

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Voya Investment Grade Credit Fund, Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of Voya Separate Portfolios Trust, as of March 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the "financial statements"), and the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments of Voya Investment Grade Credit Fund, Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, as of March 31, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of March 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 26, 2017

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.2%
		Basic Materials: 2.5%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$434,100	0.3
900,000	#	CF Industries, Inc., 4.500%, 12/01/26	916,380	0.7
1,040,000		LYB International Finance II BV, 3.500%, 03/02/27	1,022,620	0.8
1,000,000		RPM International, Inc., 3.750%, 03/15/27	1,001,447	0.7
			3,374,547	2.5

		Communications: 10.9%
529,000	#	21st Century Fox America, Inc., 4.750%, 11/15/46	532,169	0.4
178,000		AT&T, Inc., 4.125%, 02/17/26	180,818	0.1
173,000		AT&T, Inc., 4.550%, 03/09/49	155,757	0.1
434,000		AT&T, Inc., 4.750%, 05/15/46	407,793	0.3
478,000		AT&T, Inc., 4.800%, 06/15/44	449,434	0.3
1,080,000		AT&T, Inc., 5.250%, 03/01/37	1,103,305	0.8
17,000		AT&T, Inc., 5.350%, 09/01/40	17,522	0.0
420,000		AT&T, Inc., 5.700%, 03/01/57	435,503	0.3
325,000		CBS Corp., 2.900%, 01/15/27	303,299	0.2
567,000		CBS Corp., 4.000%, 01/15/26	581,548	0.4
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	446,978	0.3
453,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/47	456,625	0.3
508,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	588,130	0.4
496,000		Cisco Systems, Inc., 3.500%, 06/15/25	515,269	0.4
464,000		Comcast Corp., 3.375%, 08/15/25	468,619	0.4
697,000		Omnicom Group, Inc., 3.600%, 04/15/26	697,907	0.5
1,330,000	#	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	1,333,325	1.0
322,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	326,256	0.3
400,000		Telefonica Emisiones SAU, 4.103%, 03/08/27	403,409	0.3
300,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	305,879	0.2
196,000		Time Warner, Inc., 3.600%, 07/15/25	194,122	0.2
442,000		Time Warner, Inc., 3.800%, 02/15/27	438,024	0.3
730,000		Time Warner, Inc., 3.875%, 01/15/26	732,898	0.5
313,000		Time Warner, Inc., 4.900%, 06/15/42	306,842	0.2
181,000		Verizon Communications, Inc., 2.625%, 08/15/26	165,598	0.1
648,000		Verizon Communications, Inc., 3.500%, 11/01/24	643,557	0.5
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	234,859	0.2
454,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	443,555	0.3
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	203,690	0.2
173,000		Verizon Communications, Inc., 5.012%, 08/21/54	165,819	0.1
500,000		Verizon Communications, Inc., 5.250%, 03/16/37	518,047	0.4
110,000		Viacom, Inc., 4.375%, 03/15/43	95,667	0.1
1,000,000		Viacom, Inc., 5.875%, 02/28/57	1,021,099	0.8
			14,873,322	10.9

		Consumer, Cyclical: 6.5%
711,000		AutoZone, Inc., 3.125%, 04/21/26	679,236	0.5
294,000		CVS Health Corp., 3.875%, 07/20/25	303,416	0.2
416,000		CVS Health Corp., 5.125%, 07/20/45	459,980	0.3
713,000		Delta Air Lines, Inc., 3.625%, 03/15/22	728,561	0.5
619,000		Ford Motor Co., 4.346%, 12/08/26	631,446	0.5
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	385,274	0.3
455,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	444,106	0.3
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	303,455	0.2

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
665,000		General Motors Co., 6.750%, 04/01/46	$781,339	0.6
340,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	343,449	0.3
520,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	559,618	0.4
855,000		McDonald's Corp., 4.700%, 12/09/35	898,470	0.7
714,000		Newell Brands, Inc., 5.375%, 04/01/36	802,913	0.6
430,000		NIKE, Inc., 3.875%, 11/01/45	415,608	0.3
332,000		Southwest Airlines Co., 2.650%, 11/05/20	335,560	0.3
312,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	307,320	0.2
455,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	438,224	0.3
			8,817,975	6.5

		Consumer, Non-cyclical: 12.8%
813,000		Abbott Laboratories, 3.750%, 11/30/26	813,522	0.6
394,000		Abbott Laboratories, 3.875%, 09/15/25	399,945	0.3
833,000		Abbott Laboratories, 4.900%, 11/30/46	867,070	0.6
480,000		AbbVie, Inc., 2.500%, 05/14/20	483,566	0.4
517,000		AbbVie, Inc., 3.200%, 05/14/26	497,898	0.4
406,000		AbbVie, Inc., 3.600%, 05/14/25	406,748	0.3
703,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	712,105	0.5
1,338,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,450,393	1.1
493,000		Baxter International, Inc., 3.500%, 08/15/46	424,020	0.3
1,000,000		Bristol-Myers Squibb Co., 3.250%, 02/27/27	998,852	0.7
419,000		Constellation Brands, Inc., 3.700%, 12/06/26	419,375	0.3
470,000		Gilead Sciences, Inc., 4.750%, 03/01/46	480,384	0.4
500,000		Humana, Inc., 3.950%, 03/15/27	512,142	0.4
464,000		JM Smucker Co, 4.375%, 03/15/45	464,644	0.3
360,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	375,982	0.3
598,000		Kroger Co., 3.875%, 10/15/46	538,808	0.4
530,000		Kroger Co, 2.600%, 02/01/21	530,180	0.4
700,000		Medtronic Global Holdings SCA, 3.350%, 04/01/27	705,790	0.5
1,025,000		Molson Coors Brewing Co., 3.000%, 07/15/26	976,551	0.7
701,000		Mylan NV, 3.150%, 06/15/21	704,604	0.5
589,000		Reynolds American, Inc., 4.450%, 06/12/25	620,967	0.5
562,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	550,937	0.4
573,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	548,239	0.4
1,107,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,022,059	0.7
458,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	455,077	0.3
487,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	554,533	0.4
400,000		UnitedHealth Group, Inc., 4.250%, 04/15/47	409,943	0.3
500,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	495,212	0.4
			17,419,546	12.8

		Energy: 12.7%
1,228,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,365,062	1.0
453,000		Boardwalk Pipelines L.P., 4.450%, 07/15/27	458,564	0.3
1,089,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	1,207,966	0.9
628,000		BP Capital Markets PLC, 2.315%, 02/13/20	633,436	0.5
565,000		BP Capital Markets PLC, 3.119%, 05/04/26	553,502	0.4
670,000		BP Capital Markets PLC, 3.588%, 04/14/27	675,268	0.5
585,000		Buckeye Partners L.P., 3.950%, 12/01/26	574,021	0.4
331,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	387,330	0.3
501,000		Energy Transfer Partners L.P., 5.300%, 04/15/47	482,679	0.4
735,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	759,742	0.6
909,000		Exxon Mobil Corp., 4.114%, 03/01/46	940,741	0.7
601,000		Hess Corp., 4.300%, 04/01/27	592,933	0.4
1,243,000		Hess Corp., 5.600%, 02/15/41	1,248,700	0.9
334,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	343,648	0.3
972,000		MPLX L.P., 4.000%, 02/15/25	964,776	0.7
525,000		MPLX L.P., 5.200%, 03/01/47	530,134	0.4
600,000		ONEOK, Inc., 7.500%, 09/01/23	702,096	0.5
542,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	528,652	0.4
540,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	532,964	0.4
459,000		Shell International Finance BV, 1.625%, 11/10/18	458,607	0.3

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
533,000		Shell International Finance BV, 3.250%, 05/11/25	$538,694	0.4
489,000		Shell International Finance BV, 4.000%, 05/10/46	471,277	0.3
647,000		Spectra Energy Partners L.P., 3.375%, 10/15/26	617,061	0.5
467,000		Statoil ASA, 2.450%, 01/17/23	460,762	0.3
332,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	327,731	0.2
272,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	277,277	0.2
677,000		Williams Partners L.P., 3.600%, 03/15/22	687,408	0.5
			17,321,031	12.7

		Financial: 30.5%
1,080,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 05/26/22	1,089,360	0.8
440,000		American International Group, Inc., 4.700%, 07/10/35	446,541	0.3
480,000		Aon PLC, 4.750%, 05/15/45	481,178	0.4
326,000		Arch Capital Finance LLC, 5.031%, 12/15/46	349,949	0.3
1,150,000	#	Athene Global Funding, 4.000%, 01/25/22	1,170,090	0.9
650,000		Bank of America Corp., 3.248%, 10/21/27	620,036	0.5
393,000		Bank of America Corp., 3.500%, 04/19/26	388,434	0.3
443,000		Bank of America Corp., 3.875%, 08/01/25	451,609	0.3
608,000		Bank of America Corp., 4.183%, 11/25/27	611,374	0.4
396,000		Bank of America Corp., 4.250%, 10/22/26	402,850	0.3
820,000		Bank of America Corp., 4.443%, 01/20/48	824,317	0.6
602,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	579,425	0.4
1,050,000		Barclays PLC, 4.950%, 01/10/47	1,052,894	0.8
781,000		Barclays PLC, 5.200%, 05/12/26	802,139	0.6
600,000		BlackRock, Inc., 3.200%, 03/15/27	600,956	0.4
700,000	#	BNP Paribas SA, 4.625%, 03/13/27	700,475	0.5
533,000		Boston Properties L.P., 2.750%, 10/01/26	491,543	0.4
509,000		Brixmor Operating Partnership L.P., 3.900%, 03/15/27	500,360	0.4
450,000		Brookfield Finance LLC, 4.000%, 04/01/24	453,237	0.3
562,000		Capital One Financial Corp., 3.750%, 07/28/26	544,666	0.4
370,000		Capital One Financial Corp., 3.750%, 03/09/27	368,482	0.3
985,000	L	CBL & Associates L.P., 5.950%, 12/15/26	951,993	0.7
400,000		Citigroup, Inc., 2.650%, 10/26/20	402,875	0.3
660,000		Citigroup, Inc., 3.200%, 10/21/26	631,213	0.5
1,200,000		Citigroup, Inc., 3.887%, 01/10/28	1,207,651	0.9
687,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	705,818	0.5
410,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	407,502	0.3
900,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	897,500	0.7
512,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	522,832	0.4
700,000		Enstar Group Ltd., 4.500%, 03/10/22	709,498	0.5
467,000		First Horizon National Corp., 3.500%, 12/15/20	480,189	0.4
239,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	240,046	0.2
577,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	610,512	0.4
612,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	600,354	0.4
259,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	272,631	0.2
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	537,022	0.4
660,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	646,688	0.5
298,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	380,595	0.3
430,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	459,025	0.3
408,000		HCP, Inc., 4.000%, 12/01/22	421,322	0.3
199,000		HCP, Inc., 4.250%, 11/15/23	205,900	0.1
660,000		HSBC Holdings PLC, 4.375%, 11/23/26	666,353	0.5
500,000		HSBC Holdings PLC, 4.041%, 03/13/28	505,973	0.4
612,000		HSBC Holdings PLC, 6.875%, 12/29/49	653,310	0.5
1,096,000		JPMorgan Chase & Co., 3.625%, 12/01/27	1,068,559	0.8
674,000		JPMorgan Chase & Co., 3.900%, 07/15/25	697,353	0.5
164,000		JPMorgan Chase & Co., 4.125%, 12/15/26	167,415	0.1
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	640,696	0.5
292,000		JPMorgan Chase & Co., 6.125%, 12/29/49	309,885	0.2
565,000		Lloyds Banking Group PLC, 3.750%, 01/11/27	556,500	0.4
900,000		M&T Bank Corp., 5.125%, 12/29/49	896,625	0.7

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	$436,705	0.3
820,000		Morgan Stanley, 3.125%, 07/27/26	784,861	0.6
457,000		Morgan Stanley, 3.875%, 01/27/26	463,892	0.3
512,000		Morgan Stanley, 3.950%, 04/23/27	508,001	0.4
233,000		Morgan Stanley, 4.350%, 09/08/26	237,578	0.2
296,000		Old Republic International Corp., 3.875%, 08/26/26	292,461	0.2
400,000		Piedmont Operating Partnership L.P., 3.400%, 06/01/23	386,613	0.3
309,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	319,656	0.2
600,000		Santander Issuances SAU, 5.179%, 11/19/25	623,563	0.5
200,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	197,577	0.1
970,000	#	Santander UK PLC, 5.000%, 11/07/23	1,013,999	0.7
661,000		Select Income REIT, 4.150%, 02/01/22	667,730	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	502,432	0.4
600,000	#	Societe Generale SA, 4.000%, 01/12/27	587,573	0.4
437,000	#	Standard Chartered PLC, 5.700%, 03/26/44	452,057	0.3
843,000		Toronto-Dominion Bank, 3.625%, 09/15/31	826,886	0.6
250,000		Trinity Acquisition PLC, 6.125%, 08/15/43	269,036	0.2
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	655,826	0.5
1,181,000		Wells Fargo & Co., 4.100%, 06/03/26	1,209,678	0.9
589,000		Westpac Banking Corp., 4.322%, 11/23/31	596,292	0.4
			41,416,166	30.5

		Industrial: 4.6%
380,000		Avnet, Inc., 3.750%, 12/01/21	384,672	0.3
370,000		General Electric Co., 5.000%, 12/29/49	390,350	0.3
740,000		Hexcel Corp., 3.950%, 02/15/27	747,056	0.5
216,000		Johnson Controls International plc, 4.500%, 02/15/47	220,470	0.2
800,000	#	LafargeHolcim Finance US LLC, 3.500%, 09/22/26	774,859	0.6
730,000	#	Parker-Hannifin Corp., 3.250%, 03/01/27	728,566	0.5
300,000		Rockwell Collins, Inc., 3.500%, 03/15/27	300,719	0.2
500,000		Rockwell Collins, Inc., 4.350%, 04/15/47	501,902	0.4
431,000		Roper Technologies, Inc., 3.000%, 12/15/20	439,414	0.3
703,000		Roper Technologies, Inc., 3.800%, 12/15/26	707,402	0.5
540,000		Tech Data Corp., 3.700%, 02/15/22	543,402	0.4
492,000		Tech Data Corp., 4.950%, 02/15/27	497,544	0.4
			6,236,356	4.6

		Technology: 8.0%
670,000		Analog Devices, Inc., 3.500%, 12/05/26	664,828	0.5
676,000		Analog Devices, Inc., 3.900%, 12/15/25	693,618	0.5
399,000		Apple, Inc., 3.200%, 05/13/25	403,484	0.3
486,000		Apple, Inc., 3.250%, 02/23/26	491,455	0.4
908,000		Apple, Inc., 4.250%, 02/09/47	920,978	0.7
369,000		Applied Materials, Inc., 5.100%, 10/01/35	413,509	0.3
689,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	694,717	0.5
300,000		CA, Inc., 3.600%, 08/15/22	304,738	0.2
688,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	752,762	0.5
487,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	633,882	0.5
500,000	#	Everett Spinco, Inc., 4.750%, 04/15/27	510,811	0.4
756,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	792,572	0.6
599,000		Intel Corp., 4.900%, 07/29/45	671,919	0.5
974,000		Microsoft Corp., 3.450%, 08/08/36	924,990	0.7
714,000		Microsoft Corp., 4.500%, 02/06/57	736,859	0.5
565,000		Oracle Corp., 2.650%, 07/15/26	538,595	0.4
760,000	#	Seagate HDD Cayman, 4.250%, 03/01/22	753,197	0.5
			10,902,914	8.0

		Utilities: 6.7%
847,000		Black Hills Corp., 2.500%, 01/11/19	851,492	0.6
464,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	467,060	0.3
878,000		Duke Energy Corp., 2.650%, 09/01/26	816,402	0.6
713,000		Entergy Corp., 2.950%, 09/01/26	677,908	0.5
682,000		Entergy Louisiana LLC, 2.400%, 10/01/26	640,135	0.5
395,000		Entergy Louisiana LLC, 4.950%, 01/15/45	405,443	0.3

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Exelon Corp., 3.497%, 06/01/22	$505,140	0.4
500,000	MidAmerican Energy Co., 3.100%, 05/01/27	499,312	0.4
646,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	655,514	0.5
560,000	Oglethorpe Power Corp., 4.250%, 04/01/46	530,333	0.4
616,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	631,240	0.4
621,000	Potomac Electric Power Co., 4.150%, 03/15/43	634,328	0.5
603,000	Sierra Pacific Power Co., 2.600%, 05/01/26	578,507	0.4
700,000	Virginia Electric & Power Co., 3.500%, 03/15/27	715,777	0.5
529,000	Virginia Electric & Power Co., 4.000%, 11/15/46	522,414	0.4
		9,131,005	6.7

	Total Corporate Bonds/Notes (Cost $127,956,425)	129,492,862	95.2

U.S. TREASURY OBLIGATIONS: 4.2%
	U.S. Treasury Bonds: 1.2%
1,644,000	2.875%, due 11/15/46	1,594,905	1.2

	U.S. Treasury Notes: 3.0%
626,000	1.875%, due 02/28/22	624,667	0.5
3,524,000	2.250%, due 02/15/27	3,479,055	2.5
		4,103,722	3.0

	Total U.S. Treasury Obligations (Cost $5,660,561)	5,698,627	4.2

	Total Long-Term Investments (Cost $133,616,986)	135,191,489	99.4

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.7%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,000,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,019,999, due 04/01/17-06/01/52)	1,000,000	0.8
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,000,068, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $1,020,000, due 05/01/17-12/01/46)	1,000,000	0.7
272,054	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $272,071, collateralized by various U.S. Government Securities, 0.394%-2.250%, Market Value plus accrued interest $277,498, due 04/30/17-07/31/18)	272,054	0.2
		2,272,054	1.7

	Total Short-Term Investments (Cost $2,272,054)	2,272,054	1.7

	Total Investments in Securities (Cost $135,889,040)	$137,463,543	101.1
	Liabilities in Excess of Other Assets	(1,523,360)	(1.1)
	Net Assets	$135,940,183	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $135,940,823.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,676,718
Gross Unrealized Depreciation	(1,153,998)
Net Unrealized Appreciation	$1,522,720

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.9%
		Argentina: 2.6%
1,000,000	#	Banco Macro SA, 6.750%, 11/04/26	$1,006,200	1.0
500,000	#	YPF SA, 8.500%, 03/23/21	549,255	0.5
500,000	L	YPF SA, 8.750%, 04/04/24	555,500	0.5
500,000	#,L	YPF SA, 8.750%, 04/04/24	555,500	0.6
			2,666,455	2.6

		Austria: 1.0%
1,000,000	#	Suzano Austria GmbH, 7.000%, 03/16/47	985,000	1.0

		Brazil: 9.1%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	533,750	0.5
1,125,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	1,193,906	1.2
550,000	L	Braskem Finance Ltd., 6.450%, 02/03/24	594,165	0.6
600,000	L	Fibria Overseas Finance Ltd., 5.250%, 05/12/24	621,120	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/27	250,850	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	760,525	0.7
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	490,440	0.5
250,000		Petrobras Global Finance BV, 7.375%, 01/17/27	264,925	0.3
350,000		Petrobras Global Finance BV, 6.250%, 03/17/24	360,063	0.3
600,000		Petrobras Global Finance BV, 6.750%, 01/27/41	564,600	0.5
1,000,000	L	Petrobras Global Finance BV, 7.250%, 03/17/44	992,500	1.0
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,133,750	1.1
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	1,000,300	1.0
600,000		Suzano Trading Ltd., 5.875%, 01/23/21	642,180	0.6
			9,403,074	9.1

		Canada: 0.7%
750,000	#	First Quantum Minerals Ltd., 7.250%, 04/01/23	760,313	0.7

		Chile: 4.9%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,574,460	1.5
1,350,000	#,L	Cencosud SA, 5.150%, 02/12/25	1,409,213	1.4
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	620,280	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	520,264	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	459,008	0.4
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	510,009	0.5
			5,093,234	4.9

		China: 3.9%
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,011,129	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	326,122	0.3
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	644,416	0.6
1,950,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,069,252	2.0
			4,050,919	3.9

		Colombia: 4.2%
1,050,000	L	Banco de Bogota SA, 6.250%, 05/12/26	1,098,563	1.1
1,500,000	#	Banco de Bogota SA, 6.250%, 05/12/26	1,569,375	1.5
400,000		Ecopetrol SA, 5.375%, 06/26/26	410,120	0.4
250,000		Ecopetrol SA, 5.875%, 05/28/45	229,612	0.2
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	994,297	1.0
			4,301,967	4.2

		Hong Kong: 1.9%
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	905,130	0.9
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,055,985	1.0
			1,961,115	1.9

		Hungary: 1.2%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,193,467	1.2

		India: 5.4%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	987,724	1.0
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,061,488	1.0
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,000,892	1.0
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	500,625	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	$942,583	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	416,670	0.4
600,000	L	Vedanta Resources PLC, 7.125%, 05/31/23	616,500	0.6
			5,526,482	5.4

		Ireland: 1.0%
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.500%, 10/05/27	1,015,265	1.0

		Israel: 2.3%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	989,748	0.9
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	785,753	0.8
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	582,204	0.6
			2,357,705	2.3

		Jamaica: 2.3%
550,000		Digicel Group Ltd., 8.250%, 09/30/20	474,854	0.5
1,250,000	L	Digicel Ltd., 6.000%, 04/15/21	1,142,188	1.1
350,000	#	Digicel Ltd., 6.000%, 04/15/21	319,812	0.3
500,000	#	Digicel Ltd., 6.750%, 03/01/23	448,750	0.4
			2,385,604	2.3

		Luxembourg: 1.6%
900,000		Altice Financing SA, 7.500%, 05/15/26	958,500	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	720,125	0.7
			1,678,625	1.6

		Macau: 2.0%
2,050,000		MCE Finance Ltd., 5.000%, 02/15/21	2,084,850	2.0

		Mexico: 8.7%
1,575,000	L	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,767,938	1.7
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	869,937	0.8
750,000		Cemex Finance LLC, 6.000%, 04/01/24	790,500	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/25	259,375	0.3
1,000,000	#,L	Cemex SAB de CV, 5.700%, 01/11/25	1,037,500	1.0
500,000	#,L	Cemex SAB de CV, 7.750%, 04/16/26	563,855	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	317,250	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	492,500	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	394,000	0.4
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	835,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	505,750	0.5
1,000,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,077,000	1.0
			8,910,605	8.7

		Morocco: 2.4%
500,000	#	OCP SA, 4.500%, 10/22/25	494,437	0.5
750,000		OCP SA, 5.625%, 04/25/24	800,550	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,131,898	1.1
			2,426,885	2.4

		Netherlands: 1.0%
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	994,935	1.0

		Peru: 5.9%
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	823,125	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	565,000	0.6
950,000	L	Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,041,438	1.0
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,319,500	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	533,125	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	636,300	0.6
350,000		Southern Copper Corp., 5.250%, 11/08/42	344,911	0.3
600,000		Southern Copper Corp., 5.875%, 04/23/45	628,158	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/40	141,631	0.2
			6,033,188	5.9

		Russia: 10.7%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	570,987	0.6
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,159,152	1.1
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,036,333	1.0
1,300,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	1,392,625	1.3
800,000		Everaz Group SA, 8.250%, 01/28/21	897,040	0.9
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,265,315	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	998,384	1.0
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	112,332	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
750,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.550%, 10/28/20	$806,778	0.8
1,050,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 8.625%, 06/22/20	1,225,754	1.2
1,400,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,526,049	1.5
			10,990,749	10.7

		Singapore: 1.9%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,969	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	927,503	0.9
			1,955,472	1.9

		South Africa: 3.3%
1,000,000	L	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,033,450	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	751,875	0.7
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	555,500	0.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,090,050	1.1
			3,430,875	3.3

		South Korea: 1.9%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,991,362	1.9

		Sweden: 1.0%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,051,200	1.0

		Thailand: 0.9%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	922,634	0.9

		Turkey: 5.8%
300,000		Akbank TAS, 5.125%, 03/31/25	285,022	0.3
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	748,106	0.7
625,000		Turkiye Is Bankasi, 5.375%, 10/06/21	618,950	0.6
500,000		Turkiye Is Bankasi, 5.500%, 04/21/19	511,500	0.5
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	600,145	0.6
1,000,000	#	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	987,354	0.9
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,016,250	1.0
1,250,000	#	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	1,245,422	1.2
			6,012,749	5.8

		United Arab Emirates: 1.8%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,029,795	1.0
850,000		National Bank of Abu Dhabi, 5.250%, 12/29/49	874,871	0.8
			1,904,666	1.8

		United Kingdom: 1.5%
1,500,000	#	Vedanta Resources PLC, 6.375%, 07/30/22	1,514,250	1.5

	Total Corporate Bonds/Notes (Cost $90,197,619)		93,603,645	90.9

FOREIGN GOVERNMENT BONDS: 4.7%
		Argentina: 3.1%
2,000,000	#	Argentine Republic Government International Bond, 5.625%, 01/26/22	2,050,500	2.0
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,075,000	1.1
			3,125,500	3.1

		Kazakhstan: 0.9%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	952,744	0.9

		Turkey: 0.7%
750,000		Turkey Government Bond, 5.000%, 06/25/21	739,618	0.7

	Total Foreign Government Bonds (Cost $4,608,075)		4,817,862	4.7

	Total Long-Term Investments (Cost $94,805,694)		98,421,507	95.6

SHORT-TERM INVESTMENTS: 10.6%
		Commercial Paper: 1.9%
1,000,000		Du Ponte, 1.200%, 04/24/17	999,215	1.0
1,000,000		NBC Universal, 1.250%, 04/27/17	999,085	0.9
			1,998,300	1.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 7.7%
1,875,262	Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,875,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,912,767, due 04/01/17-06/01/52)	$1,875,262	1.8
1,875,262	HSBC Securities USA, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $1,875,382, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,912,769, due 09/01/23-11/01/46)	1,875,262	1.9
1,875,262	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,875,390, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $1,912,767, due 05/01/17-12/01/46)	1,875,262	1.8
1,875,262	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,875,387, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $1,912,767, due 09/01/31-02/20/47)	1,875,262	1.8
394,622	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/17, 0.78%, due 04/03/17 (Repurchase Amount $394,647, collateralized by various U.S. Government Securities, 0.394%-2.250%, Market Value plus accrued interest $402,518, due 04/30/17-07/31/18)	394,622	0.4
		7,895,670	7.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
1,001,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $1,001,000)	1,001,000	1.0

	Total Short-Term Investments (Cost $10,895,086)	10,894,970	10.6

	Total Investments in Securities (Cost $105,700,780)	$109,316,477	106.2
	Liabilities in Excess of Other Assets	(6,403,278)	(6.2)
	Net Assets	$102,913,199	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $105,803,162.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,932,998
Gross Unrealized Depreciation	(419,683)
Net Unrealized Appreciation	$3,513,315

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.7%
		Argentina: 1.1%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,098,510	0.7
500,000	#,L	YPF SA, 8.750%, 04/04/24	555,500	0.4
			1,654,010	1.1

		Brazil: 2.9%
800,000	#,L	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	847,264	0.6
750,000		Petrobras Global Finance BV, 6.250%, 03/17/24	771,562	0.5
750,000		Petrobras Global Finance BV, 7.375%, 01/17/27	794,775	0.5
1,750,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,030,000	1.3
			4,443,601	2.9

		Chile: 3.7%
1,500,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,398,716	0.9
1,550,000	#	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	1,626,182	1.0
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,938,672	1.3
750,000		Enel Americas SA, 4.000%, 10/25/26	743,813	0.5
			5,707,383	3.7

		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,035,532	0.7

		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,056,250	0.7

		Indonesia: 2.8%
750,000		Pertamina Persero PT, 4.300%, 05/20/23	774,649	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,286,338	0.9
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,177,600	1.4
			4,238,587	2.8

		Ireland: 0.3%
500,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.500%, 10/05/27	507,632	0.3

		Kazakhstan: 0.6%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	994,756	0.6

		Luxembourg: 1.3%
2,000,000	#	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	1,995,958	1.3

		Mexico: 7.5%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	982,500	0.6
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,037,500	1.3
500,000	#,L	Cemex SAB de CV, 7.750%, 04/16/26	563,855	0.4
1,000,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	1,005,000	0.7
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	1,016,250	0.7
500,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	493,600	0.3
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,441,500	0.9
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	476,416	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	443,775	0.3
750,000		Petroleos Mexicanos, 6.750%, 09/21/47	763,208	0.5
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,225,000	1.5
			11,448,604	7.5

		Panama: 1.0%
400,000	#	AES Panama SRL, 6.000%, 06/25/22	414,000	0.3
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,097,500	0.7
			1,511,500	1.0

		Peru: 0.7%
1,000,000	L	Fondo MIVIVIENDA SA, 3.500%, 01/31/23	1,010,000	0.7

		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,612,320	1.1

		South Africa: 1.3%
1,000,000	#	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	1,011,996	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa: (continued)
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	$960,634	0.6
			1,972,630	1.3

		Trinidad And Tobago: 0.2%
343,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	340,264	0.2

		Venezuela: 0.8%
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	480,000	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	763,438	0.5
			1,243,438	0.8

	Total Corporate Bonds/Notes (Cost $40,026,505)		40,772,465	26.7

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	17,665	0.0

	Total U.S. Treasury Obligations (Cost $18,000)		17,665	0.0

FOREIGN GOVERNMENT BONDS: 67.6%
		Angola: 0.7%
1,000,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,033,950	0.7

		Argentina: 5.9%
701,019	±,L	Argentina Government International Bond, 8.280%, 12/31/33	752,544	0.5
2,000,000	#,L	Argentine Republic Government International Bond, 6.625%, 07/06/28	1,965,000	1.3
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	2,786,437	1.8
1,500,000	#	Argentine Republic Government International Bond, 7.125%, 07/06/36	1,452,750	0.9
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,127,000	1.4
			9,083,731	5.9

		Armenia: 0.5%
751,000	#	Republic of Armenia International Bond, 6.000%, 09/30/20	788,925	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	504,436	0.3

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,325,000	1.5

		Colombia: 3.2%
400,000	L	Colombia Government International Bond, 2.625%, 03/15/23	385,500	0.2
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,915,875	1.3
2,000,000		Colombia Government International Bond, 5.000%, 06/15/45	2,016,000	1.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	572,500	0.4
			4,889,875	3.2

		Costa Rica: 1.0%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,068,375	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	528,000	0.3
			1,596,375	1.0

		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,185,643	1.4
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	539,665	0.4
			2,725,308	1.8

		Dominican Republic: 3.1%
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	786,563	0.5
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	816,562	0.5
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,531,875	1.0
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,650,000	1.1
			4,785,000	3.1

		Ecuador: 0.7%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,060,000	0.7

		Egypt: 1.7%
750,000	#,L	Egypt Government International Bond, 5.875%, 06/11/25	735,487	0.5
1,200,000		Egypt Government International Bond, 6.125%, 01/31/22	1,250,250	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Egypt: (continued)
500,000		Egypt Government International Bond, 8.500%, 01/31/47	$538,750	0.4
			2,524,487	1.7

		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	900,000	0.6

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	715,351	0.5

		Ghana: 0.5%
750,000	#,L	Ghana Government International Bond, 9.250%, 09/15/22	782,625	0.5

		Guatemala: 0.2%
210,000		Guatemala Government Bond, 8.125%, 10/06/34	270,690	0.2

		Honduras: 0.7%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/27	1,017,120	0.7

		Hungary: 2.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,378,706	0.9
500,000		Hungary Government International Bond, 7.625%, 03/29/41	727,473	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,538,349	1.0
			3,644,528	2.4

		Indonesia: 3.8%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,543,485	1.0
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,471,402	1.6
1,750,000	#,L	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,759,538	1.2
			5,774,425	3.8

		Ivory Coast: 1.5%
2,401,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,236,507	1.5

		Jamaica: 1.7%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,948,082	1.3
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	575,315	0.4
			2,523,397	1.7

		Kazakhstan: 2.2%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	981,950	0.6
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,376,050	1.6
			3,358,000	2.2

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	499,365	0.3

		Lebanon: 3.0%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,534,452	1.7
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/27	2,045,000	1.3
			4,579,452	3.0

		Mexico: 1.3%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,032,500	0.7
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	922,500	0.6
			1,955,000	1.3

		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,556,250	1.0
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	267,454	0.2
			1,823,704	1.2

		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,065,325	0.7

		Nigeria: 0.9%
1,250,000		Nigeria Government International Bond, 7.875%, 02/16/32	1,307,000	0.9

		Oman: 0.9%
500,000	#	Oman Government International Bond, 5.375%, 03/08/27	523,640	0.4
750,000	#	Oman Government International Bond, 6.500%, 03/08/47	793,125	0.5
			1,316,765	0.9

		Pakistan: 0.7%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/21	1,028,756	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Panama: 3.6%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	$1,018,750	0.7
600,000		Panama Government International Bond, 4.300%, 04/29/53	571,500	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,048,750	0.7
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,299,000	0.8
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,581,250	1.0
			5,519,250	3.6

		Paraguay: 0.7%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,149,500	0.7

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,027,819	0.7

		Philippines: 1.8%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,295,545	0.9
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,429,921	0.9
			2,725,466	1.8

		Poland: 2.3%
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,738,721	1.1
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/23	749,757	0.5
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	1,096,680	0.7
			3,585,158	2.3

		Romania: 1.3%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	528,503	0.3
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,521,485	1.0
			2,049,988	1.3

		Russia: 2.8%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,089,380	1.4
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,147,080	1.4
			4,236,460	2.8

		South Africa: 0.6%
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	941,026	0.6

		Sri Lanka: 1.7%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	514,269	0.3
2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,072,224	1.4
			2,586,493	1.7

		Tanzania: 0.2%
333,335		Tanzania Government International Bond, 7.421%, 03/09/20	353,062	0.2

		Turkey: 2.2%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,447,805	1.0
750,000		Turkey Government International Bond, 6.000%, 01/14/41	742,944	0.5
1,000,000		Turkey Government International Bond, 7.375%, 02/05/25	1,136,375	0.7
			3,327,124	2.2

		Ukraine: 2.0%
700,000	#	Ukraine Government International Bond, 4.790%, 05/31/40	262,150	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	441,018	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	341,620	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	333,068	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	327,807	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	324,635	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	320,912	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	318,415	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	318,150	0.2
			2,987,775	2.0

		Uruguay: 2.1%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/27	1,835,750	1.2
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	398,906	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Uruguay: (continued)
500,000		Uruguay Government International Bond, 7.625%, 03/21/36	$651,650	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	366,375	0.2
			3,252,681	2.1

		Venezuela: 0.4%
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	585,625	0.4

		Vietnam: 0.9%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,314,912	0.9

		Zambia: 0.8%
750,000	#	Zambia Government International Bond, 8.500%, 04/14/24	774,968	0.5
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	524,000	0.3
			1,298,968	0.8

	Total Foreign Government Bonds (Cost $101,005,712)		103,056,404	67.6

	Total Long-Term Investments (Cost $141,050,217)		143,846,534	94.3

SHORT-TERM INVESTMENTS: 9.8%
		Commercial Paper: 2.8%
1,500,000		Du Ponte, 1.200%, 04/24/17	1,498,823	1.0
1,500,000		Lyondell, 1.140%, 04/06/17	1,499,721	1.0
1,335,000		National Grid, 1.190%, 04/17/17	1,334,266	0.8
			4,332,810	2.8

		Securities Lending Collateralcc: 5.5%
1,997,378		Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,037,326, due 04/01/17-02/20/67)	1,997,378	1.3
1,997,378		Citibank N.A., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $2,037,331, due 02/01/26-02/01/46)	1,997,378	1.3
420,299		Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $420,327, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $428,705, due 06/15/18-02/15/45)	420,299	0.3
1,997,378		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/17, 0.83%, due 04/03/17 (Repurchase Amount $1,997,514, collateralized by various U.S. Government Agency Obligations, 1.840%-7.000%, Market Value plus accrued interest $2,037,326, due 05/01/17-12/01/46)	1,997,378	1.3
1,997,378		Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,997,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,037,325, due 04/19/17-02/20/67)	1,997,378	1.3
			8,409,811	5.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
2,223,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $2,223,000)	2,223,000	1.5
	Total Short-Term Investments (Cost $14,965,739)	14,965,621	9.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: (continued)
	Total Investments in Securities (Cost $156,015,956)	$158,812,155	104.1
	Liabilities in Excess of Other Assets	(6,222,088)	(4.1)
	Net Assets	$152,590,067	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
±	Defaulted security

Cost for federal income tax purposes is $156,096,975.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,518,944
Gross Unrealized Depreciation	(2,803,764)
Net Unrealized Appreciation	$2,715,180

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
		United States: 0.6%
MXN	11,000,000	General Electric Co., 8.500%, 04/06/18	$594,711	0.6

		Total Corporate Bonds/Notes (Cost $777,474)	594,711	0.6

FOREIGN GOVERNMENT BONDS: 81.8%
		Argentina: 1.0%
ARS	5,000,000	Republic of Argentina, 18.200%, 10/03/21	349,145	0.4
ARS	7,500,000	Republic of Argentina, 21.200%, 09/19/18	509,654	0.6
			858,799	1.0

		Brazil: 8.1%
BRL	180,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	57,538	0.0
BRL	13,199,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,243,955	4.6
BRL	6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,169,146	2.4
BRL	3,050,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	974,074	1.1
			7,444,713	8.1

		Chile: 0.6%
CLP	285,000,000	Bonos Tesoreria Pesos, 4.500%, 02/28/21	449,111	0.5
CLP	54,000,000	Chile Government International Bond, 5.500%, 08/05/20	86,425	0.1
			535,536	0.6

		Colombia: 8.7%
COP	3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,400,427	1.5
COP	2,700,000,000	Colombian TES, 7.000%, 05/04/22	975,092	1.1
COP	3,174,000,000	Colombian TES, 7.500%, 08/26/26	1,170,408	1.3
COP	6,153,200,000	Colombian TES, 7.000%, 09/11/19	2,192,389	2.4
COP	5,306,000,000	Colombian TES, 10.000%, 07/24/24	2,218,209	2.4
			7,956,525	8.7

		Hungary: 4.4%
HUF	247,500,000	Hungary Government Bond, 3.500%, 06/24/20	926,808	1.0
HUF	320,010,000	Hungary Government Bond, 6.000%, 11/24/23	1,340,425	1.5
HUF	150,000,000	Hungary Government Bond, 6.500%, 06/24/19	589,676	0.6
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,176,935	1.3
			4,033,844	4.4

		Indonesia: 10.0%
IDR	1,190,000,000	Indonesia Treasury Bond, 8.375%, 09/15/26	97,206	0.1
IDR	5,764,000,000	Indonesia Treasury Bond, 5.625%, 05/15/23	405,802	0.4
IDR	10,950,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	828,718	0.9
IDR	10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	750,439	0.8
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,148,934	1.3
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,103,357	1.2
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,368,081	1.5
IDR	15,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,195,452	1.3
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,334,216	1.5
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	887,043	1.0
			9,119,248	10.0

		Malaysia: 5.7%
MYR	780,000	Malaysia Government Bond, 3.418%, 08/15/22	171,931	0.2
MYR	8,668,000	Malaysia Government Bond, 3.480%, 03/15/23	1,906,312	2.1
MYR	1,599,000	Malaysia Government Bond, 3.492%, 03/31/20	359,033	0.4
MYR	7,010,000	Malaysia Government Bond, 3.955%, 09/15/25	1,557,815	1.7
MYR	1,494,000	Malaysia Government Bond, 4.160%, 07/15/21	341,883	0.4
MYR	2,000,000	Malaysia Government Bond, 4.181%, 07/15/24	453,756	0.5
MYR	1,825,000	Malaysia Government Bond, 4.498%, 04/15/30	412,875	0.4
			5,203,605	5.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Mexico: 4.9%
MXN	7,220,000		Mexican Bonos, 7.750%, 05/29/31	$401,179	0.5
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,130,663	1.2
MXN	890,000		Mexican Bonos, 8.500%, 05/31/29	52,557	0.1
MXN	45,656,800		Mexican Bonos, 10.000%, 12/05/24	2,871,168	3.1
				4,455,567	4.9

			Peru: 2.9%
PEN	4,650,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,457,977	1.6
PEN	405,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	136,956	0.1
PEN	3,000,000		Peruvian Government International Bond, 8.200%, 08/12/26	1,090,396	1.2
				2,685,329	2.9

			Philippines: 0.6%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	504,714	0.6

			Poland: 4.8%
PLN	1,660,000		Republic of Poland Government Bond, 1.750%, 07/25/21	402,809	0.4
PLN	2,525,000		Republic of Poland Government Bond, 3.250%, 07/25/25	635,532	0.7
PLN	9,300,000		Republic of Poland Government Bond, 4.000%, 10/25/23	2,475,146	2.7
PLN	2,587,000		Republic of Poland Government Bond, 5.250%, 10/25/20	713,925	0.8
PLN	730,000		Republic of Poland Government Bond, 5.500%, 10/25/19	199,305	0.2
				4,426,717	4.8

			Romania: 2.3%
RON	2,560,000		Romania Government Bond, 5.850%, 04/26/23	688,121	0.8
RON	1,850,000		Romania Government Bond, 5.950%, 06/11/21	491,335	0.5
RON	3,880,000		Romania Government Bond, 3.500%, 12/19/22	929,034	1.0
				2,108,490	2.3

			Russia: 8.1%
RUB	68,400,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,166,790	1.3
RUB	76,200,000		Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,319,803	1.4
RUB	96,100,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,652,522	1.8
RUB	32,500,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	572,569	0.6
RUB	40,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	702,895	0.8
RUB	10,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	176,269	0.2
RUB	19,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	335,857	0.4
RUB	38,400,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	654,330	0.7
RUB	47,000,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	831,389	0.9
				7,412,424	8.1

			South Africa: 6.4%
ZAR	1,800,000		Kommunalbanken AS, 6.500%, 06/07/18	131,598	0.1
ZAR	16,574,000		Republic of South Africa Government Bond, 8.500%, 01/31/37	1,108,677	1.2
ZAR	5,829,000		Republic of South Africa Government Bond, 9.000%, 01/31/40	406,545	0.5
ZAR	15,303,122		Republic of South Africa Government Bond, 6.250%, 03/31/36	812,716	0.9
ZAR	17,000,000		Republic of South Africa Government Bond, 8.000%, 01/31/30	1,150,939	1.3
ZAR	500,000		Republic of South Africa Government Bond, 8.875%, 02/28/35	35,121	0.0
ZAR	26,950,000		Republic of South Africa Government Bond, 10.500%, 12/21/26	2,223,093	2.4
				5,868,689	6.4

			Supranational: 4.2%
ZAR	6,900,000		European Investment Bank, 8.125%, 12/21/26	489,677	0.5
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/22	280,057	0.3
ZAR	6,190,000		European Investment Bank, 8.500%, 09/17/24	457,542	0.5
ZAR	8,000,000		European Investment Bank, 9.000%, 12/21/18	605,773	0.7
TRY	2,000,000		European Investment Bank, 9.125%, 10/07/20	522,566	0.6
ZAR	12,460,000		European Investment Bank, 9.000%, 03/31/21	956,586	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Supranational: (continued)
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	$551,438	0.6
			3,863,639	4.2

		Thailand: 4.8%
THB	57,450,000	Thailand Government Bond, 3.625%, 06/16/23	1,800,947	2.0
THB	35,755,000	Thailand Government Bond, 3.850%, 12/12/25	1,144,018	1.2
THB	41,540,000	Thailand Government Bond, 4.875%, 06/22/29	1,452,587	1.6
			4,397,552	4.8

		Turkey: 4.3%
TRY	555,000	Turkey Government Bond, 7.100%, 03/08/23	128,349	0.2
TRY	4,665,000	Turkey Government Bond, 8.000%, 03/12/25	1,101,286	1.2
TRY	2,700,000	Turkey Government Bond, 8.700%, 07/11/18	723,390	0.8
TRY	485,000	Turkey Government Bond, 8.800%, 09/27/23	121,435	0.1
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,308,314	1.4
TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/20	552,180	0.6
			3,934,954	4.3

		Total Foreign Government Bonds (Cost $81,086,358)	74,810,345	81.8

		Total Long-Term Investments (Cost $81,863,832)	75,405,056	82.4

SHORT-TERM INVESTMENTS: 14.9%
		Corporate Bonds/Notes: 0.7%
BRL	2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17
		(Cost $632,567)	635,981	0.7

		Commercial Paper: 9.3%
	900,000	Campbell Soup, 1.160%, 04/12/17	899,659	1.0
	900,000	Du Ponte, 1.200%, 04/24/17	899,294	1.0
	900,000	Exelon Generation, 1.160%, 04/11/17	899,687	1.0
	900,000	Hewlett Packard, 0.830%, 04/17/17	899,654	1.0
	900,000	Kroger, 1.120%, 04/03/17	899,917	1.0
	900,000	Medtronic Global, 1.170%, 05/01/17	899,115	1.0
	700,000	National Grid, 1.280%, 05/10/17	699,022	0.7
	900,000	NBC Universal, 1.250%, 04/27/17	899,177	1.0
	1,500,000	Sumitomo Mitsui, 0.920%, 04/20/17	1,499,248	1.6
			8,494,773	9.3

		Foreign Government Bonds: 0.6%
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17
		(Cost $578,860)	565,499	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.3%
3,894,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $3,894,000)	3,894,000	4.3

	Total Short-Term Investments (Cost $13,600,270)	13,590,253	14.9

	Total Investments in Securities (Cost $95,464,102)	$88,995,309	97.3
	Assets in Excess of Other Liabilities	2,504,204	2.7
	Net Assets	$91,499,513	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $95,687,852.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,917,270
Gross Unrealized Depreciation	(8,609,813)
Net Unrealized Depreciation	$(6,692,543)

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.6%
		United States: 35.6%
1,277,089		Alternative Loan Trust 2004-32CB, 1.382%, 02/25/35	$1,116,740	0.4
906,008		Alternative Loan Trust 2004-J7 MI, 2.002%, 10/25/34	762,440	0.3
4,926,495		Alternative Loan Trust 2005-10CB 1A1, 1.482%, 05/25/35	3,921,444	1.4
810,645		Alternative Loan Trust 2005-31 1A1, 1.262%, 08/25/35	636,686	0.2
577,734		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	533,668	0.2
1,034,307		Alternative Loan Trust 2005-J2 1A12, 1.382%, 04/25/35	832,157	0.3
635,079		Alternative Loan Trust 2006-19CB A12, 1.382%, 08/25/36	423,841	0.2
1,162,138		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	844,474	0.3
870,131		Alternative Loan Trust 2007-18CB, 1.452%, 08/25/37	491,744	0.2
2,370,267		Alternative Loan Trust 2007-OA4, 1.152%, 05/25/47	2,077,459	0.8
620,051		Bear Stearns ALT-A Trust 2005-10 21A1, 3.240%, 01/25/36	567,412	0.2
321,907		Bear Stearns ALT-A Trust 2005-4 23A1, 3.404%, 05/25/35	311,688	0.1
924,799		Bear Stearns ALT-A Trust 2005-7 21A1, 3.301%, 09/25/35	864,731	0.3
2,964,423		Bear Stearns ALT-A Trust 2005-9 26A1, 3.220%, 11/25/35	2,374,485	0.9
684,925	#	Bellemeade Re Ltd. 2015-1A M2, 5.282%, 07/25/25	689,108	0.2
411,817		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.156%, 09/25/36	373,639	0.1
341,660		Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.275%, 02/25/37	317,108	0.1
846,802		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.097%, 11/25/34	832,568	0.3
1,161,346		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	981,526	0.4
949,580		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	860,799	0.3
888,725		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.497%, 03/25/36	789,066	0.3
465,624		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.365%, 09/25/37	401,060	0.1
1,313,173	#	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.980%, 08/25/36	1,206,570	0.4
751,428		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.067%, 08/25/35	732,883	0.3
2,128,242		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	2,110,431	0.8
399,944		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	348,024	0.1
610,930	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.035%, 06/27/37	617,289	0.2
4,966,162		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.258%, 08/19/45	4,106,631	1.5
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.232%, 04/25/29	1,166,408	0.4
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.982%, 07/25/25	550,478	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.232%, 01/25/29	3,188,580	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.432%, 01/25/29	3,209,207	1.2
2,500,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.532%, 07/25/29	2,533,318	0.9
1,129,278		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 3.034%, 01/25/37	1,009,734	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.582%, 04/25/24	536,426	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.532%, 10/25/24	1,078,938	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.732%, 10/25/24	1,104,472	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.682%, 04/25/28	551,784	0.2

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.782%, 05/25/28	$552,076	0.2
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.532%, 07/25/28	851,114	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.632%, 10/25/28	3,255,678	1.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.982%, 12/25/28	3,315,812	1.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.532%, 08/25/29	1,101,956	0.4
311,161		GSR Mortgage Loan Trust 2005-AR5 2A3, 3.288%, 10/25/35	264,455	0.1
853,544		GSR Mortgage Loan Trust 2006-AR1 2A1, 3.355%, 01/25/36	803,884	0.3
1,275,532		HarborView Mortgage Loan Trust 2006-14, 1.128%, 01/25/47	1,097,682	0.4
5,783,675		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.192%, 02/25/46	4,628,267	1.7
700,699	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.034%, 03/26/36	683,190	0.2
1,175,881		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,034,941	0.4
348,786		JP Morgan Mortgage Trust 2007-A3 1A1, 3.536%, 05/25/37	325,237	0.1
1,893,734		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,535,341	0.6
686,953		Lehman XS Trust Series 2005-5N, 1.638%, 11/25/35	668,288	0.2
403,468		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.362%, 08/25/35	391,169	0.1
271,997		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.978%, 02/25/35	267,559	0.1
2,000,000	#	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,875,923	0.7
396,132		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	350,804	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.182%, 09/25/35	787,334	0.3
399,213		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.408%, 03/25/35	389,576	0.1
5,685,396		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,972,804	1.1
6,825,968		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,581,583	1.7
630,698		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.226%, 10/20/35	574,453	0.2
818,219		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 3.226%, 10/20/35	745,251	0.3
2,861,923		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.784%, 09/25/35	2,837,716	1.0
778,642		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.879%, 12/25/35	753,079	0.3
1,142,218		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.880%, 09/25/36	1,076,434	0.4
696,135		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.662%, 11/25/36	625,513	0.2
1,026,365		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.771%, 12/25/36	885,868	0.3
557,910		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.705%, 12/25/36	517,048	0.2
1,767,959		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.717%, 12/25/36	1,630,789	0.6
1,224,168		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.872%, 08/25/36	1,109,204	0.4
743,878		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.039%, 02/25/37	676,064	0.2
1,071,096		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 3.088%, 02/25/37	1,012,490	0.4
758,693		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.770%, 12/25/36	719,752	0.3
845,984		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	784,272	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
643,384		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	$599,936	0.2
1,172,476		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,097,667	0.4
1,126,455		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.212%, 01/25/47	936,849	0.3
470,544		Wells Fargo Alternative Loan 2007-PA3 Trust 3A1, 6.250%, 07/25/37	445,873	0.2
1,110,619		Wells Fargo Mortgage Backed Securities 2006-8 A18 Trust, 6.000%, 07/25/36	1,121,489	0.4
404,346		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.338%, 04/25/36	372,111	0.1
507,720		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.101%, 05/25/36	485,434	0.2
2,316,729		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.150%, 12/28/37	2,151,097	0.8
96,750	#	Wells Fargo Mortgage Backed Securities Trust 2008-1R A1, 3.058%, 06/26/35	96,392	0.0

	Total Collateralized Mortgage Obligations (Cost $96,877,689)		98,044,470	35.6

ASSET-BACKED SECURITIES: 35.7%
		Cayman Islands: 13.2%
2,000,000	#	Apidos CLO XIV 2013-14A D, 4.523%, 04/15/25	1,991,878	0.7
2,850,000	#	Apidos CLO XVIII 2014-18A D, 6.241%, 07/22/26	2,804,944	1.0
3,000,000	#	Ares XXVIII CLO Ltd. 2013-3A DR, 10/17/24	3,000,000	1.1
2,500,000	#	Babson CLO Ltd. 2013-IIA C, 4.274%, 01/18/25	2,492,525	0.9
3,000,000	#	Bowman Park CLO Ltd. 2014-1A E, 6.453%, 11/23/25	2,973,915	1.1
3,050,000	#	Carlyle Global Market Strategies CLO Ltd. 2013-2A D, 4.774%, 04/18/25	3,050,134	1.1
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 5.023%, 01/15/25	1,000,857	0.4
2,000,000	#	Dryden Senior Loan Fund 2014-31A DR, 04/18/26	2,000,880	0.7
500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.773%, 07/15/25	498,612	0.2
2,500,000	#	Flatiron CLO Ltd. 2007-1A D, 3.623%, 10/15/21	2,500,172	0.9
1,000,000	#	LCM L.P. 17A E, 5.773%, 10/15/26	972,917	0.3
213,621	#	Madison Park Funding IV Ltd. 2007-4A E, 4.756%, 03/22/21	216,940	0.1
500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.282%, 07/26/21	500,504	0.2
1,000,000	#	Madison Park Funding XIV Ltd. 2014-14A D, 4.630%, 07/20/26	1,000,023	0.3
3,000,000	#	Madison Park Funding XIII Ltd. 2014-13A DR, 4.148%, 01/19/25	3,000,141	1.1
1,150,000	#	Octagon Investment Partners XIV Ltd. 2012-1A C, 5.023%, 01/15/24	1,151,313	0.4
3,000,000	#	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.373%, 07/17/25	2,962,137	1.1
250,000	#	Telos CLO 2007-2A D, 3.223%, 04/15/22	254,596	0.1
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.659%, 06/10/25	4,091,031	1.5
			36,463,519	13.2

		United States: 22.5%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,054,540	0.4
1,108,107	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
1,750,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,827,708	0.7
2,464,055	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	–	–
435,569		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.346%, 10/25/36	419,879	0.2
1,500,000		BlueMountain CLO Ltd. 2016 2013-4A DR, 4.310%, 07/16/17	1,500,000	0.5
842,150	+	CBASS Mortgage Loan Trust 2007-CB2 A2C, 4.369%, 02/25/37	622,130	0.2
811,464	#	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	752,647	0.3
2,748,000	#	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,706,197	1.0
711,510	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	688,351	0.2
1,920,000	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	1,922,825	0.7

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,000,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	$984,122	0.4
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 3.800%, 01/25/41	1,964,423	0.7
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 4.390%, 01/25/41	1,848,490	0.7
1,225,000		First NLC Trust 2005-2 M2, 1.502%, 09/25/35	1,083,570	0.4
4,547,361		GSAA Home Equity Trust 2006-14, 1.232%, 09/25/36	2,750,937	1.0
1,751,964	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,783,262	0.6
3,710,507	#	HERO Funding Trust 2016-3, 3.080%, 09/20/42	3,748,800	1.4
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 4.093%, 06/17/32	1,009,641	0.4
593,514		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 1.122%, 10/25/36	587,275	0.2
550,038		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.142%, 06/25/36	537,584	0.2
1,000,000		Madison Park Funding Ltd. 2007-6X E, 6.282%, 07/26/21	1,001,782	0.4
101,777	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	102,184	0.0
1,080,000	#	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,066,258	0.4
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.182%, 01/25/36	598,587	0.2
3,800,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,882,946	1.4
524,861		RAMP Series Trust 2004-RS5 AI5, 5.750%, 05/25/34	522,032	0.2
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,212,311	0.4
5,000,000		Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	5,099,189	1.8
1,773,000	#	SMB Private Education Loan Trust 2014-A, 4.500%, 09/15/45	1,615,165	0.6
1,000,000	#	SMB Private Education Loan Trust 2017-A, 3.500%, 06/17/41	969,090	0.3
757,828	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	757,374	0.3
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,021,304	0.4
4,000,000	#	Sofi Consumer Loan Program 2016-3 LLC, 4.490%, 12/26/25	4,046,752	1.5
1,665,415	#	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,674,777	0.6
815,705	#	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	820,377	0.3
1,600,000	#	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,621,488	0.6
1,525,000	#	SoFi Professional Loan Program 2017-A LLC, 4.430%, 03/26/40	1,537,248	0.6
2,000,000	#	Sofi Consumer Loan Program 2017-1 B LLC, 4.730%, 01/26/26	2,021,074	0.7
3,265,000	#	Sofi Professional Loan Program 2016-E LLC, 4.430%, 10/25/41	3,290,115	1.2
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	566,531	0.2
742,084		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.152%, 12/25/36	687,467	0.2
			61,906,432	22.5

	Total Asset-Backed Securities (Cost $97,875,196)		98,369,951	35.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 23.7%
		United States: 23.7%
750,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.761%, 06/10/49	751,899	0.3
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.761%, 06/10/49	1,994,805	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.961%, 02/10/51	810,731	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	838,451	0.3
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.805%, 02/13/42	1,980,550	0.7
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.716%, 04/12/38	2,116,709	0.8
12,098,733	^	Citigroup Commercial Mortgage Trust 2016-C3, 1.220%, 11/15/49	953,773	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
785,296		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	$801,932	0.3
11,232,908	^	COMM 2012-CR5 XA, 1.737%, 12/10/45	721,441	0.3
5,000,000		COMM 2015-PC1 C, 4.442%, 07/10/50	4,316,243	1.6
13,920,000	#,^	COMM 2014-CCRE21 XE Mortgage Trust, 1.417%, 12/10/47	1,127,230	0.4
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	1,984,525	0.7
4,874,000	#	DBJPM 16-C3 E Mortgage Trust, 4.245%, 09/10/49	3,233,891	1.2
660,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	515,340	0.2
1,011,260	#,^	DBUBS 2011-LC1A XA, 0.746%, 11/10/46	20,828	0.0
2,000,000	#	EQTY 2014-INNS Mortgage Trust, 4.297%, 05/08/31	1,991,540	0.7
6,669,157	^	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.375%, 02/25/20	927,612	0.3
31,400,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K717 X3, 1.625%, 11/25/42	2,020,775	0.7
19,741,875	^	Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.084%, 08/25/26	1,444,823	0.5
3,307,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	357,958	0.1
160,388,405	#,^	FREMF 2012-K23 Mortgage Trust, 0.125%, 10/25/45	892,032	0.3
55,221,030	#,^	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	352,051	0.1
140,043	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.463%, 05/10/43	139,494	0.1
1,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	946,807	0.3
1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	961,754	0.4
3,550,454	#,^	GS Mortgage Securities Trust 2011-GC5 XA, 1.364%, 08/10/44	172,904	0.1
25,080,991	^	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.769%, 08/10/46	841,615	0.3
1,500,000	#	GS Mortgage Securities Trust 2016-GS4 E, 3.804%, 11/10/49	996,895	0.4
46,979,000	#,^	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	1,480,618	0.5
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	958,601	0.4
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.662%, 10/15/33	2,036,199	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	2,043,988	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, 5.337%, 05/15/47	1,978,073	0.7
1,781,184	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,785,302	0.7
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,910,638	0.7
2,000,000	#	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	1,997,009	0.7
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.039%, 09/12/42	1,044,043	0.4
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.645%, 08/15/45	740,908	0.3
365,496		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	362,671	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	173,534	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.599%, 06/12/47	1,972,763	0.7
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.303%, 10/15/42	4,877,872	1.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-T29 D, 6.301%, 01/11/43	1,490,238	0.5
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.433%, 09/15/47	673,020	0.2
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	317,830	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,933,931	0.7

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,391,208		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	$1,396,425	0.5
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.053%, 02/15/51	1,003,687	0.4
9,829,486	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.566%, 01/15/59	897,939	0.3
1,700,279	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.376%, 03/15/48	91,644	0.0

	Total Commercial Mortgage-Backed Securities (Cost $65,562,946)		65,381,541	23.7

	Total Long-Term Investments (Cost $260,315,831)		261,795,962	95.0

SHORT-TERM INVESTMENTS: 6.2%
		Commercial Paper: 2.0%
800,000		Crown Point Capital, 0.990%, 05/08/17	799,180	0.3
1,600,000		Eaton Corp, 1.140%, 04/06/17	1,599,703	0.6
600,000		Enterprise, 1.130%, 04/04/17	599,926	0.2
1,222,000		Ford Motors, 1.120%, 04/10/17	1,221,626	0.4
1,000,000		Medtronic, 1.110%, 04/04/17	999,879	0.4
400,000		Thunder Bay, 1.000%, 05/10/17	399,566	0.1
			5,619,880	2.0

		U.S. Government Agency Obligations: 2.1%
5,800,000	Z	Fannie Mae Discount Notes, 0.610%, 04/26/17
		(Cost $5,797,563)	5,797,483	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
5,807,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $5,807,000)	5,807,000	2.1

	Total Short-Term Investments (Cost $17,224,601)	17,224,363	6.3

	Total Investments in Securities (Cost $277,540,432)	$279,020,325	101.2
	Liabilities in Excess of Other Assets	(3,288,658)	(1.2)
	Net Assets	$275,731,667	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,043,734
Gross Unrealized Depreciation	(2,563,841)
Net Unrealized Appreciation	$1,479,893

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: June 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: June 7, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 7, 2017